UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.   20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07917

Horace Mann Mutual Funds
(Exact name of registrant as specified in charter)

1 Horace Mann Plaza, Springfield, Il 62715
(Address of principal executive offices)

Christopher M. Fehr, President
1 Horace Mann Plaza, Springfield, Il 62715
(Name and address of agent for service)

Registrant's telephone number, including area code: 217-789-2500

Date of fiscal year end: 12/31

Date of reporting period: 06/30/03

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss 3507.

Item 1. Report to Stockholders.

  Attached hereto is the semi-annual shareholder report transmitted to shareholders pursuant to Rule 30e-1 of the Investment Company Act of 1940, as amended.

Table of Contents

Letter from the Chairman . . . . . . . . . . . . . . . . . . . .	3
Investment adviser letter . . . . . . . . . . . . . . . . . . . . .	4
Financial statements . . . . . . . . . . . . . . . . . . . . . . . .	7

This report must be
preceded or accompanied
by a current prospectus.

(THIS PAGE INTENTIONALLY LEFT BLANK)

Dear Fellow Shareholders:

Stay the course. Be true to your investment strategy. Don't try to time the market.

While we know these are time-tested messages, we also realize that this advice may have been difficult to heed during the past few years as the market tested investors' resolve.

However, as the first half of 2003 comes to a close and you review your portfolio's performance, you can finally look past the less than stellar market performance from the past few years and see positive returns for the last quarter. If you endured the volatility we've seen in equity investments and stayed the course, you are probably in a better position than if you abandoned your plan when equity funds were at their lowest point. If you held true to your investment strategy and long-term outlook, you were able to tolerate the short-term weakness of the market and potentially benefit from purchasing more shares of equity funds when the prices were at their lowest.

While the market continues to fluctuate, we are pleased to see the current upward trend. Although we can't promise the positive returns we saw during the second quarter will continue, we can reinforce that, historically speaking, a long-term approach to investing has proven to be successful, and we see no reason why that should change.

Market Review

Taking a close look at the market, we saw investors open the year cautiously as global economic concerns continued to impact their decisions. Following a period of uncertainty with impending military action in Iraq, possible tax cuts and a shaky long-term economic outlook, investors returned to the market and have moved the domestic stock markets in a decidedly positive direction since March. Both the Wilshire 5000 Index and the S&P 500 Index have traded significantly higher during the year.

International markets rose in concert with domestic stock markets. Europe anchored the gains posted in the global markets. We also saw significant growth in the area of emerging markets.

Broad economic results continued to be disappointing, however there have been pockets of gradual recovery that economic experts have predicted. The Horace Mann Family of Funds generated solid returns during the period. The Small Cap Growth Fund handily outperformed its benchmark, posting a return of approximately 25 percent. The Income Fund almost doubled the return of its index, and the Income Fund's strong performance carried the Balanced Fund. The Equity Fund and the Socially Responsible Fund didn't quite measure up to their benchmarks, but they both posted double-digit positive returns. The International Equity Fund gained nearly 20 percent but also didn't perform to its benchmark. The Short-Term Investment Fund outpaced its benchmark.

Perspective

At Horace Mann Mutual Funds, we want you to know our funds are designed and managed to help you achieve your retirement goals. We are proud to work with you to help achieve long-term financial stability and well being for you and your family. As we move through the summer and look ahead to the coming school year, we look forward to continuing our service to you. From the entire Horace Mann family, we extend our appreciation for your continued business.

Sincerely,

George J. Zock Chairman Horace Mann Mutual Funds	Christopher M. Fehr President Horace Mann Mutual Funds

Horace Mann Mutual Funds P.O. Box 4657 Springfield, Illinois 62708-4657 217-789-2500 www.horacemann.com	3

WILSHIRE ASSOCIATES 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085 TEL 310.451.3051 FAX 310.458.0520 www.wilshire.com

To the Shareholders of the Horace Mann Mutual Funds:

With the first half of 2003 in the books, we are pleased to submit an encouraging report on the Horace Mann Mutual Funds. Investors adopted a wait-and-see approach through the first three months of the year as geo-political uncertainty captured headlines. When questions surrounding Iraq and the SARS epidemic, among other issues, were answered, domestic stock markets rallied. While the turn in the markets over the past six months was markedly positive, we continue to believe that keeping perspective on short-term market swings is critical for long-term investors. Short-term volatility is an expected and integral part of the way markets work, and long-term investors must exercise patience to attain their objectives. The Horace Mann Mutual Funds are managed to provide investors with an outstanding opportunity to save for retirement.

As we continue to work on your behalf, we appreciate your confidence in the Horace Mann Mutual Funds. We believe the funds are solid investment options that will provide you the opportunity for long-term capital growth. As advisers for the funds, we work diligently to ensure the funds provide appropriate long-term results.

Market Environment

During January and February, questions surrounding the geo-political issues such as the Iraqi conflict, continuing tensions in the Middle East, the SARS epidemic, rising oil prices and disappointing unemployment numbers created a difficult investment environment. It was not until March that the domestic markets began to trade higher.

Investors moderately preferred value stocks during the period, continuing to seek the perceived security that accompanies consistent earnings. Small capitalization stocks handily outperformed their large cap counterparts with a strong rally in low-priced stocks. All styles of domestic stocks posted double-digit gains over the period. Airline stocks bounced back after several consecutive difficult quarters, and home builders also posted impressive gains followed closely by HMOs, technology stocks and brokerage firms.

Bonds provided incremental gains to investors over the period, buoyed by strength in corporate securities. In June, the Federal Reserve lowered short-term interest rates to a 45-year low of 1 percent in an effort to restart the sluggish economy. Bonds providing a yield premium in excess of government issues advanced. The volatile high-yield bond sector rallied over the period, recouping some of the losses incurred over prior periods.

International equities traded up with U.S. equities. The dollar fell in value versus other global currencies. European Central Bank officials lowered interest rates stirring increased capital expenditure and sales growth. Japan managed to produce only a marginal gain as long-term economic concerns remain. Emerging markets posted impressive gains as renewed optimism about several markets pushed price levels higher.

Funds Results

All Horace Mann Mutual Funds posted strong returns during the first half of 2003. The three domestic equity funds and the international fund posted double-digit returns, led by the Small Cap Growth Fund's 24.5 percent return. Bond fund results were solid as well, as the Income Fund generated a healthy return of approximately 6.6 percent.

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

Domestic Equities

The Equity Fund fell behind its benchmark in the first quarter as the stock market favored those companies with an earnings growth bias rather than those with stable earnings — the hallmark of the Equity Fund. Despite strong performance in the second quarter, the fund finished the semi-annual period behind its benchmark. Historically, due to its conservative, value-oriented approach, the fund has carried less exposure to volatile technology stocks than the S&P 500 Index. This underweight has been a key contributor to positive relative performance over the past three years. In a reversal from prior periods, these more speculative stocks rallied early in 2003. Bargain hunters sought these stocks with little regard for earnings and this more conservatively oriented fund lagged. Comprised of units of both the Equity and Income Funds, the Balanced Fund was negatively impacted by Equity Fund results. Interestingly, though, the factors that hurt the Equity Fund's performance were helpful to Income Fund results as lower credit quality rebounded in the bond market. More detail on Income Fund results is featured below.

The Socially Responsible Fund generated double-digit positive returns but underperformed its benchmark. Long-term performance for the fund continues to remain significantly positive. The fund benefited from its holdings in the financial sector, primarily in regional banks. The impact of the social screens used in the investment process was marginally positive.

The Small Cap Growth Fund was the highlight of the Horace Mann Mutual Funds during the first six months of the year. Stocks that were under pressure during prior periods experienced a sharp turnaround and the fund capitalized during this rebound. The biotechnology area provided particular strength to the fund's results.

International Equities

The International Equity Fund posted a strong return — recouping losses experienced in prior periods but underperforming its benchmark. Capital spending increased in Europe and the fund capitalized by holding cyclical names that performed well. The fund also benefited from its holdings in emerging markets, which, as a region, outperformed all other global markets.

Domestic Fixed Income

The Income Fund generated a dramatically positive relative return versus its benchmark. Recovering from a difficult credit environment, the fund has posted three consecutive strong quarters. The fund's overweight to corporate credits has been the key driver of performance, as securities that provide a spread over Treasuries have paced the market. Additionally, holdings in the high-yield sector significantly helped performance. The Short-Term Investment Fund performed in line with expectations, producing a positive return in excess of Treasury Bills.

Conclusion

Long-term investors were well rewarded in the first six months of 2003. As we monitor the volatile market, Wilshire continues to apply its time-tested process to add value in your retirement planning efforts. We believe investors that take on sensible risks within their portfolio will benefit in the long term.

Through a strong partnership with Horace Mann, we believe the Horace Mann family of funds provides you with an excellent selection of investment options to help you reach your financial goals. Thank you again for your confidence in the Horace Mann Mutual Funds.

Sincerely,

Michael P. O'Keeffe, CFA	Thomas M. Goodrum, Jr., CFA
Managing Director	Managing Director
Wilshire Associates Incorporated	Wilshire Associates Incorporated

5

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semi-Annual Report
June 30, 2003

Horace Mann Mutual Funds
Equity Fund
Balanced Fund
Income Fund
Short-Term Investment Fund
Small Cap Growth Fund
International Equity Fund
Socially Responsible Fund

Board of Trustees
A. Thomas Arisman	Richard D. Lang
Roger A. Formisano	Harriet A. Russell
Richard A. Holt	George J. Zock, Chairman

Officers of the Funds
Christopher M. Fehr	Linda L. Sacco
President	Assistant Secretary

Bret A. Conklin	Elizabeth E. Arthur
Controller	Anti-Money Laundering Compliance Officer

Angela S. Christian	Diane M. Barnett
Treasurer	Tax Officer

Ann M. Caparrós
Secretary and
Code of Ethics Officer

Administrator	Investment Subadvisers
Horace Mann Investors, Inc.	Bernstein Investment Research and
1 Horace Mann Plaza	Management Unit of Alliance Capital
Springfield, IL 62715	Management, L.P.
767 Fifth Avenue
Investment Adviser	New York, NY 10153
Wilshire Associates Incorporated
1299 Ocean Avenue	BlackRock Financial Management, Inc.
Santa Monica, CA 90401-1085	345 Park Avenue
New York, NY 10154-0010
Custodian
State Street Bank and Trust Company	Mazama Capital Management
801 Pennsylvania Avenue	One SouthWest Columbia
Kansas City, MO 64105	Suite 1860
Portland, OR 97258
Independent Auditors
KPMG LLP	Mellon Equity Associates, LLP
303 East Wacker Drive	500 Grant Street, Suite 4200
Chicago, IL 60601	Pittsburgh, PA 15258

Oechsle International Advisors, LLC
One International Place
Boston, MA 02110

Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Western Asset Management Company
117 E. Colorado Blvd., Suite 600
Pasadena, CA 91105

Western Asset Management Limited
155 Bishopsgate, London
EC2M 3XG

7

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT (UNAUDITED)

Financial Highlights

June 30, 2003

PER SHARE DATA
					Less Distribution From:
	Net Asset			Total Income
	Value	Net	Net Realized	(Loss) From	Net	Net
Period	Beginning	Investment	and Unrealized	Investment	Investment	Realized	Total
Ended	of Period	Income(1)	Gain (Loss)(1)	Operations(1)	Income	Gains	Distributions

EQUITY FUND

June 30, 2003(5, 6)	$15.56	$0.10	$1.57	$1.67	$—	$—	$—
2002	19.57	0.21	(4.01)	(3.80)	0.21	—	0.21
2001	20.65	0.21	(1.08)	(0.87)	0.21	—	0.21
2000	21.92	0.21	(1.23)	(1.02)	0.25	—	0.25
1999	24.34	0.26	(0.91)	(0.65)	0.25	1.52	1.77
1998	25.66	0.41	1.51	1.92	0.41	2.83	3.24

BALANCED FUND(7)

June 30, 2003(5, 6)	$14.52	$—	$1.36	$1.36	$—	$—	$—
2002	16.34	0.43	(1.79)	(1.36)	0.46	—	0.46
2001	16.76	0.65	(0.41)	0.24	0.66	—	0.66
2000	17.27	0.58	(0.42)	0.16	0.67	—	0.67
1999	18.90	0.62	(0.84)	(0.22)	0.63	0.78	1.41
1998	19.82	0.73	0.77	1.50	0.74	1.68	2.42

INCOME FUND

June 30, 2003(5, 6)	$12.43	$0.30	$0.52	$0.82	$—	$—	$—
2002	12.30	0.69	0.42	1.11	0.57	0.41	0.98
2001	12.39	0.78	0.33	1.11	0.85	0.35	1.20
2000	12.24	0.82	0.27	1.09	0.94	—	0.94
1999	13.24	0.76	(0.97)	(0.21)	0.79	—	0.79
1998	13.00	0.78	0.27	1.05	0.69	0.12	0.81

1	The "Net Investment Income" per share and the "Net Realized and Unrealized Gain (Loss)" per share represent a proportionate share respective to the increase in net assets as presented in the Statement of Operations and are calculated using the average outstanding share balance for the year. Distributions from "Net Investment Income" and "Net Realized Gains" are based on actual outstanding shares on the ex-date.
2	The total return is determined by the ratio of ending net asset value to beginning net asset value, adjusted for reinvestment of dividends from net investment income and net realized capital gains.
3	If you are an annuity contract owner, the above total return does not reflect expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all periods shown.

8	See notes to the financial statements.

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

						Ratio to Average Net
RATIO/SUPPLEMENTAL DATA						Assets Before Waived &
						Reimbursed Expenses
			Ratio of	Ratio of
Net Asset		Net Assets	Expenses	Net Income	Portfolio		Ratio of Net
Value End	Total	End of Period	to Average	to Average	Turnover	Ratio of	Investment
of Period	Return(2,3)	(in thousands)	Net Assets(4)	Net Assets(4)	Rate	Expenses	Income

$17.23	10.73%	$480,978	0.88%	1.22%	21.15%	0.94%	1.16%
15.56	(19.42)	449,559	0.82	1.04	35.83	0.86	1.09
19.57	(4.21)	600,016	0.82	1.04	38.13	0.87	0.99
20.65	(4.64)	667,731	0.82	1.05	116.56	0.87	0.98
21.92	(2.54)	625,133	0.73	1.09	205.70	0.79	1.04
24.34	7.64	670,731	0.51	1.57	59.63	—	—

$15.88	9.37%	$253,369	(0.06)%	(0.06)%	3.50%	(0.06)%	(0.06)%
14.52	(8.32)	240,562	0.04	2.77	13.20	0.04	2.77
16.34	1.39	292,176	0.05	3.79	9.81	0.05	3.79
16.76	0.93	314,728	0.06	3.38	120.51	0.07	3.37
17.27	(1.11)	402,539	0.75	3.30	155.53	0.77	3.28
18.90	7.68	427,920	0.50	3.60	63.69	—	—

$13.25	6.60%	$120,986	0.88%	4.69%	129.85%	0.94%	4.63%
12.43	9.02	114,935	0.85	5.41	315.70	0.90	5.36
12.30	8.88	126,045	0.81	5.96	348.18	0.88	5.89
12.39	8.89	137,184	0.88	7.02	422.38	0.92	6.98
12.24	(1.57)	13,175	0.99	5.83	33.09	1.03	5.79
13.24	8.09	13,959	0.88	5.85	46.60	—	—

4	Ratios of Expenses and Net Income to Average Net Assets do not reflect commissions credits and earnings credits on cash balances.
5	The returns for the six month period ended June 30, 2003 are not annualized.
6	For periods less than one year, ratios have been annualized.
7	Effective January 19, 2000, the Balanced Fund began operating under a "fund of funds" structure. The ratio of expenses does not include expenses of the underlying funds.

9

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

Financial Highlights (concluded)

June 30, 2003

PER SHARE DATA
					Less Distribution From:
	Net Asset			Total Income
	Value	Net	Net Realized	(Loss) From	Net	Net
Period	Beginning	Investment	and Unrealized	Investment	Investment	Realized	Total
Ended	of Period	Income (Loss)(1)	Gain (Loss)(1)	Operations(1)	Income	Gains	Distributions

SHORT-TERM
INVESTMENT FUND

June 30, 2003(4, 5)	$10.09	$0.07	$0.01	$0.08	$—	$—	$—
2002	10.08	0.18	(0.01)	0.17	0.16	—	0.16
2001	9.92	0.39	0.12	0.51	0.33	0.02	0.35
2000	9.89	0.57	0.01	0.58	0.55	—	0.55
1999	9.98	0.47	0.01	0.48	0.56	0.01	0.57
1998	9.99	0.49	0.01	0.50	0.51	—	0.51

SMALL CAP
GROWTH FUND

June 30, 2003(4, 5)	$7.43	$(0.06)	$1.88	$1.82	$—	$—	$—
2002	12.15	(0.15)	(4.57)	(4.72)	—	—	—
2001	17.31	(0.12)	(5.04)	(5.16)	—	—	—
2000	19.76	(0.12)	(2.03)	(2.15)	—	0.30	0.30
1999	12.38	(0.15)	8.96	8.81	—	1.43	1.43
1998	11.70	(0.07)	0.75	0.68	—	—	—

INTERNATIONAL
EQUITY FUND

June 30, 2003(4, 5)	$8.30	$0.06	$0.54	$0.60	$—	$—	$—
2002	10.52	(0.01)	(2.21)	(2.22)	—	—	—
2001	14.27	—	(3.75)	(3.75)	—	—	—
2000	17.52	0.03	(3.10)	(3.07)	—	0.18	0.18
1999	12.13	0.08	6.18	6.26	0.03	0.84	0.87
1998	10.27	0.11	1.84	1.95	0.09	—	0.09

SOCIALLY
RESPONSIBLE FUND

June 30, 2003(4, 5)	$10.87	$0.08	$1.06	$1.14	$—	$—	$—
2002	12.75	0.16	(1.88)	(1.72)	0.16	—	0.16
2001	14.11	0.14	(1.17)	(1.03)	0.14	0.19	0.33
2000	13.81	0.13	1.07	1.20	0.14	0.76	0.90
1999	12.99	0.17	0.91	1.08	0.14	0.12	0.26
1998	12.10	0.27	0.91	1.18	0.17	0.12	0.29

1	The "Net Investment Income (Loss)" per share and the "Net Realized and Unrealized Gain (Loss)" per share represent a proportionate share respective to the increase in net assets as presented in the Statement of Operations and are calculated using the average outstanding share balance for the year. Distributions from "Net Investment Income" and "Net Realized Gains" are based on actual outstanding shares on the ex-date.
2	The total return is determined by the ratio of ending net asset value to beginning net asset value, adjusted for reinvestment of dividends from net investment income and net realized capital gains.
3	If you are an annuity contract owner, the above total return does not reflect expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all periods shown.

10	See notes to the financial statements.

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

RATIO/SUPPLEMENTAL DATA
						Ratio to Average Net
						Assets Before Waived &
						Reimbursed Expenses
			Ratio of	Ratio of
Net Asset		Net Assets	Expenses	Net Income	Portfolio		Ratio of
Value End	Total	End of Period	to Average	to Average	Turnover	Ratio of	Net Investment
of Period	Return(2,3)	(in thousands)	Net Assets(6)	Net Assets(6)	Rate	Expenses	Income

$10.17	0.79%	$3,804	0.04%	1.40%	0.00%	1.12%	0.32%
10.09	1.69	4,183	0.33	1.76	0.00	1.16	0.93
10.08	5.17	2,796	0.33	4.20	0.00	1.36	3.17
9.92	5.81	1,982	0.49	5.62	0.00	1.81	4.30
9.89	4.77	1,743	0.32	4.71	0.00	1.90	3.13
9.98	4.97	1,331	0.69	4.78	0.00	2.59	2.88

$9.25	24.50%	$43,470	1.77%	(1.63)%	75.60%	1.89%	(1.75)%
7.43	(38.85)	34,768	1.66	(1.61)	234.03	1.82	(1.77)
12.15	(29.81)	58,437	1.54	1.14	318.83	1.71	1.31
17.31	(10.84)	83,597	1.50	(0.57)	233.11	1.67	(0.74)
19.76	71.55	60,497	1.50	(1.03)	172.20	1.64	(1.17)
12.38	5.81	28,655	1.11	(0.59)	168.31	1.75	(1.23)

$8.90	7.23%	$28,539	1.69%	1.42%	28.99%	1.75%	1.36%
8.30	(21.10)	26,286	1.58	(0.08)	139.45	1.62	(0.12)
10.52	(26.35)	33,544	1.53	0.00	103.42	1.54	(0.01)
14.27	(17.51)	42,689	1.47	0.18	69.30	1.51	0.14
17.52	51.83	26,403	1.30	0.53	77.74	1.69	0.14
12.13	18.95	10,311	1.03	0.99	57.71	2.06	(0.04)

$12.01	10.49%	$64,214	1.06%	1.46%	11.63%	1.26%	1.26%
10.87	(13.49)	58,960	0.99	1.35	27.34	1.19	1.15
12.75	(7.30)	71,644	1.04	1.05	141.96	1.20	0.89
14.11	8.79	76,011	1.07	0.96	99.11	1.20	0.83
13.81	8.39	59,533	1.00	1.28	60.46	1.12	1.16
12.99	9.80	35,564	0.64	2.10	41.63	1.12	1.62

4	The returns for the six month period ended June 30, 2003 are not annualized.
5	For periods less than one year, ratios have been annualized.
6	Ratios of Expenses and Net Income to Average Net Assets do not reflect earnings credits on cash balances.

11

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

	Statement of Investments Equity Fund June 30, 2003	Number of	Market
		Shares	(000)

COMMON STOCK	Aerospace 1.63%
	Goodrich Corp.	28,000	$588
	Lockheed Martin Corp.	46,200	2,198
	Raytheon Co.	31,000	1,018
	Rockwell Collins, Inc.	22,600	557
	United Technologies Corp.	49,200	3,485

			7,846
	Automotive 1.43%
	ArvinMeritor, Inc.	22,900	462
	Dana Corp.	82,200	950
	Genuine Parts Co.	56,600	1,812
	Honda Motor Ltd. (ADR)	41,800	796
	Lear Corp.*	30,200	1,390
	Magna International, Inc. - A	11,400	767
	Phelps Dodge Corp.*	18,900	725

			6,902
	Banks & Financial Services 21.23%
	Affiliated Managers Group, Inc.*	9,200	561
	AmSouth Bancorporation	83,800	1,830
	Bank of America Corp.	157,300	12,431
	Bank One Corp.	168,500	6,265
	Bear Stearns Companies, Inc.	20,600	1,492
	Charter One Financial, Inc.	28,675	894
	Citigroup, Inc.	373,281	15,976
	Commerce Bancshares, Inc.	10,300	382
	Countrywide Financial Corp.	15,800	1,099
	Doral Financial Corp.	12,900	576
	E*Trade Group, Inc.*	52,900	450
	Federal Home Loan Mortgage Corp.	48,000	2,437
	Federal National Mortgage Association	69,200	4,667
	First Tennessee National Corp.	27,400	1,203
	FleetBoston Financial Corp.	83,401	2,478
	Golden West Financial Corp.	23,600	1,888
	Goldman Sachs Group, Inc.	60,800	5,092
	Greenpoint Financial Corp.	22,300	1,136
	Hibernia Corp. - A	35,100	637
	J.P. Morgan Chase & Co.	97,440	3,331
	KeyCorp	81,300	2,054
	Lehman Brothers Holdings, Inc.	23,500	1,562
	Marshall & Ilsley Corp.	20,400	624
	MBNA Corp.	19,100	398
	Merrill Lynch & Company, Inc.	91,300	4,262
	Morgan Stanley Dean Witter & Co.	47,200	2,018
	National City Corp.	65,300	2,136
	New Century Financial Corp.	11,100	485
	Regions Financial Corp.	48,500	1,638
	SouthTrust Corp.	36,900	1,004
	State Street Corp.	27,400	1,080
	U.S. Bancorp	191,111	4,682
	Union Planters Corp.	10,700	332
	UnionBanCal Corp.	9,400	389
	Wachovia Corp.	166,100	6,637
	Washington Mutual, Inc.	94,600	3,907
	Wells Fargo & Co.	80,600	4,062

			102,095

12	See notes to the financial statements.

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

	Statement of Investments (continued) Equity Fund

	June 30, 2003
		Number of	Market
		Shares	(000)

COMMON STOCK	Business Machines 2.87%
(continued)	Dell Computer Corp.*	18,000	$575
	Hewlett-Packard Co.	324,316	6,908
	International Business Machines Corp.	62,200	5,132
	Lexmark International, Inc.* - A	6,600	467
	Storage Technology Corp.*	28,700	739

			13,821
	Business Services 1.27%
	Accenture Ltd.*- A	85,200	1,541
	Automatic Data Processing, Inc.	37,700	1,277
	ITT Educational Services, Inc.*	27,800	813
	Omnicom Group, Inc.	34,400	2,466

			6,097
	Chemicals 2.32%
	Cabot Corp.	27,500	789
	Dow Chemical Co.	51,498	1,594
	Du Pont (E.I.) de Nemours & Co.	128,600	5,355
	Eastman Chemical Co.	38,800	1,229
	Lubrizol Corp.	22,400	694
	Monsanto Co.	32,700	708
	PPG Industries, Inc.	15,900	807

			11,176
	Communication Equipment & Services 6.51%
	ADC Telecommunications, Inc.*	221,600	516
	Advanced Fibre Communications, Inc.*	19,200	312
	Analog Devices, Inc.*	24,500	853
	AT&T Corp.	133,200	2,564
	AT&T Wireless Services, Inc.*	172,600	1,417
	BellSouth Corp.	102,200	2,722
	BCE, Inc.	23,600	545
	Corning, Inc.*	207,000	1,530
	Nokia Corp. (ADR)	41,600	683
	Nortel Networks Corp.*	564,100	1,523
	PanAmSat Corp.*	38,600	711
	QUALCOMM, Inc.	45,500	1,627
	Qwest Communications International, Inc.*	294,500	1,408
	SBC Communications, Inc.	171,500	4,382
	Scientific-Atlanta, Inc.	44,500	1,061
	Sprint FON Group	90,600	1,304
	Sprint PCS Group*	184,400	1,060
	Tellabs, Inc.*	130,000	859
	Verizon Communications, Inc.	141,658	5,588
	Vodafone Group PLC (ADR)	32,000	629

			31,294
	Computer Software & Services 5.04%
	Adaptec, Inc.*	34,600	268
	Check Point Software Technologies Ltd.*	15,800	309
	Cisco Systems, Inc.*	315,600	5,217
	Cognizant Technology Solutions Corp.*	22,772	555
	EMC Corp.*	139,700	1,463
	First Data Corp.	17,000	704
	GTECH Holdings Corp.	20,500	772
	Ingram Micro, Inc.* - A	66,300	729
	Microsoft Corp.	449,700	11,517
	Oracle Corp.*	147,500	1,770
	Quantum Corp.*	95,300	386
	Tech Data Corp.*	21,400	572

			24,262

See notes to the financial statements.	13

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

	Statement of Investments (continued) Equity Fund June 30, 2003
		Number of	Market
		Shares	(000)

COMMON STOCK	Construction 0.14%
(continued)	Fluor Corp.	11,200	$377
	KB Home	4,500	279

			656
	Consumer Products 4.12%
	Altria Group, Inc.	161,500	7,339
	Archer Daniels Midland Co.	99,400	1,279
	ConAgra Foods, Inc.	75,600	1,784
	Crown Holdings, Inc.*	54,300	388
	Gillette Co. (The)	55,100	1,756
	Masco Corp.	54,500	1,300
	Owens-Illinois, Inc.*	61,500	847
	Procter & Gamble Co. (The)	40,500	3,612
	UST, Inc.	32,700	1,145
	York International Corp.	15,500	363

			19,813
	Electronic Equipment & Services 3.22%
	Altera Corp.*	33,900	556
	American Power Conversion Corp.	54,200	845
	Applied Materials, Inc.*	105,200	1,668
	Arrow Electronics, Inc.*	40,300	614
	Avnet, Inc.*	47,900	607
	Cooper Industries, Ltd. - A	36,100	1,490
	Intel Corp.	271,000	5,626
	ITT Industries, Inc.	14,600	956
	Motorola, Inc.	35,100	331
	Qlogic Corp.*	17,800	854
	Rockwell Automation, Inc.	30,300	722
	Sanmina-SCI Corp.*	24,100	152
	Solectron Corp.*	100,800	377
	Thermo Electron Corp.*	17,100	359
	Thomas & Betts Corp.*	23,700	342

			15,499
	Energy 6.95%
	Anadarko Petroleum Corp.	16,000	712
	Apache Corp.	12,700	826
	Ashland, Inc.	17,700	543
	ChevronTexaco Corp.	107,588	7,768
	ConocoPhillips	73,200	4,011
	Equitable Resources, Inc.	17,400	709
	Exxon Corp.	262,100	9,412
	Halliburton Co.	41,100	945
	Marathon Oil Corp.	74,400	1,960
	Noble Corp.*	24,100	827
	Occidental Petroleum Corp.	50,000	1,678
	Schlumberger Ltd.	37,900	1,803
	Valero Energy Corp.	45,000	1,635
	Varco International, Inc.*	30,000	588

			33,417
	Food & Beverage 2.35%
	Coca-Cola Co.	93,800	4,353
	Fresh Del Monte Produce, Inc.	15,700	403
	General Mills, Inc.	40,800	1,934
	Kraft Foods, Inc. - A	10,000	326
	McDonald's Corp.	34,200	754

14	See notes to the financial statements.

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

	Statement of Investments (continued) Equity Fund June 30, 2003
		Number of	Market
		Shares	(000)

COMMON STOCK	PepsiCo, Inc.	74,400	$3,311
(continued)	Sara Lee Corp.	12,500	235

			11,316
	Health Care & Pharmaceuticals 9.04%
	Abbott Laboratories	156,400	6,844
	Amgen, Inc.*	35,900	2,405
	Bristol-Myers Squibb Co.	22,400	608
	Cardinal Health, Inc.	27,600	1,775
	Eli Lilly & Co.	50,400	3,476
	Genzyme General Division*	32,600	1,363
	GlaxoSmithKline PLC (ADR)	25,100	1,018
	Guidant Corp.	22,200	985
	ICM Pharmaceuticals, Inc.	46,400	778
	IDEC Pharmaceuticals Corp.*	26,900	915
	Johnson & Johnson	59,800	3,092
	Medtronic, Inc.	7,600	365
	Merck & Company, Inc.	42,200	2,555
	Pfizer, Inc.	365,350	12,477
	Schering-Plough Corp.	56,300	1,047
	Wyeth	82,600	3,762

			43,465
	Insurance 6.99%
	ACE Ltd.	19,400	665
	Aetna, Inc.	20,200	1,216
	American International Group, Inc.	166,325	9,178
	Amerus Group Co.	14,300	403
	Berkshire Hathaway, Inc.* - A	33	2,393
	Chubb Corp.	31,300	1,878
	CIGNA Corp.	26,200	1,230
	Hartford Financial Services Group, Inc.	27,700	1,395
	Health Net, Inc.*	32,300	1,064
	Humana, Inc.*	66,200	1,000
	Marsh & McLennan Companies, Inc.	34,800	1,777
	MetLife, Inc.	32,900	932
	Montpelier RE Holdings Ltd.*	13,500	427
	Old Republic International Corp.	25,000	857
	Oxford Health Plans, Inc.*	33,000	1,387
	PartnerRe Ltd.	7,600	388
	Principal Financial Group, Inc.	18,300	590
	RenaissanceRe Holdings Ltd.	25,000	1,138
	St. Paul Companies, Inc.	21,200	774
	Torchmark Corp.	48,900	1,822
	Travelers Property Casualty Corp. - A	3,191	51
	Travelers Property Casualty Corp. - B	99,456	1,568
	UnumProvident Corp.	71,600	960
	XL Capital Ltd. - A	6,400	531

			33,624
	Manufacturing (Diversified) 4.24%
	3M Co.	8,000	1,032
	Bemis Co., Inc.	13,000	608
	Black & Decker Corp.	23,400	1,017
	Caterpillar, Inc.	38,100	2,121
	General Electric Co.	353,200	10,130
	Illinois Tool Works, Inc.	15,000	988
	Leggett & Platt, Inc.	80,100	1,642
	Parker Hannifin Corp.	12,300	516

See notes to the financial statements.	15

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

	Statement of Investments (continued) Equity Fund June 30, 2003
		Number of	Market
		Shares	(000)

COMMON STOCK	Pentair, Inc.	14,400	$562
(continued)	Tyco International Ltd.	93,100	1,767

	20,383
	Media & Media Services 4.46%
	AOL-Time Warner, Inc.*	424,000	6,822
	Comcast Corp.* - A Special	102,688	3,099
	Comcast Corp.* - A	60,900	1,756
	Entercom Communications Corp.*	13,100	642
	Fox Entertainment Group, Inc.* - A	48,000	1,381
	Gannett Company, Inc.	9,200	707
	Tribune Co.	20,200	976
	Viacom, Inc.* - B	113,381	4,950
	Walt Disney Co. (The)	31,000	612
	Westwood One, Inc.*	14,300	485

			21,430
	Metals & Mining 0.41%
	Alcoa, Inc.	76,800	1,958

	Paper & Forest Products 1.13%
	International Paper Co.	43,900	1,569
	MeadWestvaco Corp.	68,967	1,703
	Rayonier, Inc.	14,100	465
	Smurfit-Stone Container Corp.*	89,100	1,159
	Sonoco Products Co.	22,000	528

			5,424
	Railroad & Shipping 1.25%
	Burlington Northern Santa Fe Corp.	73,300	2,085
	CSX Corp.	61,700	1,857
	Norfolk Southern Corp.	90,400	1,736
	Union Pacific Corp.	5,300	308

			5,986
	Real Estate 0.12%
	General Growth Properties, Inc.	9,800	612

	Retail & Apparel 6.40%
	Bed Bath & Beyond, Inc.*	8,400	326
	Coach, Inc.*	14,800	736
	Columbia Sportswear Co.*	13,800	709
	CVS Corp.	101,300	2,839
	Federated Department Stores, Inc.	71,000	2,616
	Gap, Inc. (The)	57,600	1,081
	Home Depot, Inc.	110,800	3,670
	Limited Brands, Inc.	63,700	987
	May Department Stores Co. (The)	25,200	561
	Nike, Inc. - B	21,100	1,129
	Ross Stores, Inc.	10,300	440
	Safeway, Inc.*	94,100	1,925
	Sears, Roebuck and Co.	44,900	1,510
	Sherwin-Williams Co.	32,100	863
	SuperValu, Inc.	57,200	1,220
	Talbots, Inc.	14,800	436
	Target Corp.	39,700	1,502
	VF Corp.	48,400	1,644
	Wal-Mart Stores, Inc.	122,800	6,591

			30,785

16	See notes to the financial statements.

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

	Statement of Investments (continued) Equity Fund June 30, 2003
		Number of	Market
		Shares	(000)

COMMON STOCK	Technology 0.69%
(concluded)	Applied Biosystems Group	31,600	$601
	NVIDIA Corp.*	31,900	734
	National Semiconductor Corp.*	33,500	661
	Texas Instruments, Inc.	74,200	1,306

			3,302
	Transportation 1.04%
	FedEx Corp.	28,300	1,755
	United Parcel Service, Inc. - B	51,200	3,261

			5,016
	Utilities 3.69%
	Ameren Corp.*	24,300	1,072
	American Electric Power, Inc.	56,220	1,677
	Cinergy Corp.	54,100	1,990
	Consolidated Edison, Inc.	22,000	952
	Entergy Corp.	28,300	1,494
	Exelon Corp.	20,900	1,250
	FPL Group, Inc.	13,700	916
	PPL Corp.	57,900	2,490
	Public Service Enterprise Group	24,600	1,039
	Reliant Resources, Inc.*	62,400	383
	Sempra Energy Co.	33,200	947
	Southern Company	37,600	1,172
	Wisconsin Energy Corp.	82,400	2,390

			17,772
	Waste Management 0.43%
	Republic Services, Inc.*	27,000	612
	Waste Management, Inc.	60,100	1,448

			2,060

	Total Common Stock 98.97%		476,011
	(Cost $497,629)

See notes to the financial statements.	17

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

	Statement of Investments (concluded) Equity Fund June 30, 2003
		Rate	Maturity Date	Principal Amount (000)	Market (000)

SHORT-TERM	State Street Bank - Repurchase Agreement
INVESTMENTS	dated 06/30/03 (secured by $2,494,
	US Treasury Note, 3.625%, 03/31/04)	0.40%	07/01/03	$2,441	$2,441

	State Street Bank - Repurchase Agreement
	dated 06/30/03 (secured by $1,589,
	US Treasury Note, 3.625%, 03/31/04)	0.40%	07/01/03	1,553	1,553

	Swiss Bank - Repurchase Agreement
	dated 06/30/03 (secured by $506,
	US Treasury Bond, 6.00%, 02/15/26)	1.10%	07/01/03	423	423

	Total Short-Term Investments 0.92%				4,417
	(Cost $4,417)

	Total Investments 99.89%				480,428
	(Cost $502,046)

	Cash and Other Assets in
	Excess of Liabilities 0.11%				550

	Net Assets 100.00%				$480,978

	*			Non-income producing during the six months ended June 30, 2003 as this security did not pay dividends.

18	See notes to the financial statements.

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

	Statement of Investments
	Balanced Fund

	June 30, 2003

		Number of	Market
		Shares	(000)

INVESTMENTS	Horace Mann Equity Fund*	8,947,566	$154,166
	Horace Mann Income Fund*	7,492,047	99,270

	Total Investments 100.03%		253,436
	(Cost $271,533)

	Liabilities in Excess of
	Cash and Other Assets (0.03%)		(67)

	Net Assets 100.00%		$253,369

	* Affiliated Funds

See notes to the financial statements.	19

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

	Statement of Investments Income Fund
	June 30, 2003
		Rate	Maturity Date	Principal Amount (000)	Market (000)

U.S. AND FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS	U.S. Treasury Bonds/Notes 5.54%
	U.S. Treasury Note	3.63%	05/15/13	$310	$312
	U.S. Treasury Bond-STRIPS(a)	5.05%	11/15/27	800	237
	U.S. Treasury Bond	3.63%	04/15/28	568	693
	U.S. Treasury Bond	3.88%	04/15/29	4,014	5,121
	U.S. Treasury Bond	5.38%	02/15/31	20	23
	U.S. Treasury Bond	3.38%	04/15/32	259	313

					6,699
	U.S. Government Agencies 1.93%
	Federal Home Loan Banks	5.93%	04/09/08	100	115

	Federal National Mortgage Association	6.32%	03/16/09	150	156
		5.38%	11/15/11	40	45
		6.25%	07/15/32	720	847

	Financing Corp. FICO Strip(a)	5.12%	04/05/19	130	59

	Tennessee Valley Authority	7.13%	05/01/30	850	1,108

					2,330
	Collateralized Mortgage Obligation 1.99%
	Federal Home Loan Mortgage Association	5.00%	12/31/99	2,200	2,235

	Federal National Mortgage Association	6.02%	09/25/28	177	178

					2,413
	Mortgage-Backed Securities 23.91%
	(U.S.Government Agencies)
	FNMA Pool # 001466	8.75%	02/01/10	45	48
	FNMA Pool # 313839	6.50%	11/01/12	165	173
	FNMA Pool # 291765	8.00%	08/01/14	45	49
	FNMA Pool # 291947	8.00%	08/01/14	25	28
	FNMA Pool # 288481	8.50%	09/01/14	68	74
	FNMA Pool # 286320	8.00%	10/01/14	5	6
	FNMA Pool # 302622	8.50%	01/01/15	12	13
	FNMA Pool # 250282	8.50%	03/01/15	48	53
	FNMA Pool # 040741	8.00%	01/01/17	10	11
	FNMA Pool # 046122	7.75%	04/01/17	42	45
	FNMA Pool # 251818	6.00%	06/01/18	349	364
	FNMA Pool # 440735	6.00%	12/01/18	30	31
	FNMA Pool # 481440	6.00%	01/01/19	50	52
	FNMA Pool # 323871	7.00%	08/01/19	94	99
	FNMA Pool # 050650	7.50%	10/01/22	54	58
	FNMA Pool # 248213	7.50%	07/01/23	31	33
	FNMA Pool # 459795	6.50%	06/01/29	547	571
	FNMA Pool # 499946	6.50%	07/01/29	434	453
	FNMA Pool # 505728	6.50%	07/01/29	330	345
	FNMA Pool # 506602	6.50%	07/01/29	370	387
	FNMA Pool # 511876	6.50%	08/01/29	306	319
	FNMA Pool # 479549	8.00%	08/01/29	204	220
	FNMA Pool # 528054	6.50%	02/01/30	179	186
	FNMA Pool # 532701	6.50%	03/01/30	294	307
	FNMA Pool # 533526	8.00%	03/01/30	219	236
	FNMA Pool # 534065	8.50%	03/01/30	121	130
	FNMA Pool # 532514	7.00%	04/01/30	135	142
	FNMA Pool # 528068	7.50%	04/01/30	414	440
	FNMA Pool # 528300	7.50%	04/01/30	226	240
	FNMA Pool # 528303	7.50%	04/01/30	111	118
	FNMA Pool # 531331	7.50%	04/01/30	24	26
	FNMA Pool # 253184	8.00%	04/01/30	428	462

20	See notes to the financial statements.

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

	Statement of Investments (continued)
	Income Fund
	June 30, 2003

				Principal
			Maturity	Amount	Market
		Rate	Date	(000)	(000)

U.S. AND FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS (continued)	FNMA Pool # 539931	7.00%	05/01/30	$108	$114
	FNMA TBA(b)	4.50%	12/01/99	1,000	1,020
	FNMA TBA(b)	5.00%	12/01/99	500	517
	FNMA TBA(b)	6.00%	12/01/99	500	522
	FNMA TBA(b)	7.00%	12/01/99	400	421
	FNMA TBA(b)	5.50%	12/31/99	4,700	4,881

					13,194

	GNMA Pool # 001263	9.50%	09/20/04	1	1
	GNMA Pool # 009277	8.25%	05/15/06	9	9
	GNMA Pool # 037987	11.50%	03/15/10	3	3
	GNMA Pool # 462428	6.50%	12/15/12	28	30
	GNMA Pool # 468711	6.50%	02/15/13	106	113
	GNMA Pool # 471267	6.50%	05/15/13	118	126
	GNMA Pool # 473566	6.50%	05/15/13	56	60
	GNMA Pool # 474007	6.50%	08/15/13	60	64
	GNMA Pool # 490679	6.50%	10/15/13	60	64
	GNMA Pool # 490339	6.00%	02/15/14	35	37
	GNMA Pool # 480547	6.50%	02/15/14	72	77
	GNMA Pool # 496550	6.00%	03/15/14	90	95
	GNMA Pool # 067223	12.00%	03/15/14	—	1
	GNMA Pool # 121126	12.00%	03/15/15	1	1
	GNMA Pool # 123992	12.00%	03/15/15	1	1
	GNMA Pool # 129540	12.00%	04/15/15	2	2
	GNMA Pool # 121873	12.00%	06/15/15	2	3
	GNMA Pool # 128893	12.00%	06/15/15	1	2
	GNMA Pool # 120458	12.00%	07/15/15	2	2
	GNMA Pool # 143348	12.00%	11/15/15	13	15
	GNMA Pool # 205376	9.50%	08/15/17	2	3
	GNMA Pool # 285789	8.50%	01/15/20	4	4
	GNMA Pool # 297558	8.50%	02/15/21	19	21
	GNMA Pool # 302933	8.50%	06/15/21	9	10
	GNMA Pool # 310762	8.50%	08/15/21	3	4
	GNMA Pool # 001828	8.00%	05/20/22	31	33
	GNMA Pool # 341672	7.50%	01/15/23	141	151
	GNMA Pool # 353245	8.50%	04/15/23	13	14
	GNMA Pool # 337404	7.50%	05/15/23	5	5
	GNMA Pool # 348075	7.50%	05/15/23	74	79
	GNMA Pool # 348689	7.50%	05/15/23	39	42
	GNMA Pool # 354587	7.50%	05/15/23	4	4
	GNMA Pool # 356357	7.50%	05/15/23	5	5
	GNMA Pool # 348708	7.50%	06/15/23	34	37
	GNMA Pool # 350600	7.50%	06/15/23	34	37
	GNMA Pool # 354603	7.50%	06/15/23	68	73
	GNMA Pool # 355688	7.50%	06/15/23	6	6
	GNMA Pool # 365786	7.50%	08/15/23	111	119
	GNMA Pool # 315834	7.50%	09/15/23	13	14
	GNMA Pool # 334720	7.50%	09/15/23	32	34
	GNMA Pool # 353144	7.50%	09/15/23	20	21
	GNMA Pool # 335289	7.50%	11/15/23	35	37
	GNMA Pool # 370378	7.50%	11/15/23	86	92
	GNMA Pool # 376352	7.50%	12/15/23	45	48
	GNMA Pool # 780598	7.50%	12/15/23	375	401
	GNMA Pool # 462622	6.50%	03/15/28	45	47
	GNMA Pool # 443559	6.50%	04/15/28	74	78
	GNMA Pool # 462200	6.50%	06/15/28	111	117
	GNMA Pool # 423880	6.50%	07/15/28	39	41
	GNMA Pool # 468090	6.50%	07/15/28	39	41

See notes to the financial statements.	21

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

	Statement of Investments (continued)
	Income Fund

	June 30, 2003

				Principal
			Maturity	Amount	Market
		Rate	Date	(000)	(000)

U.S. AND FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS (concluded)	GNMA Pool # 482048	6.50%	08/15/28	$60	$63
	GNMA Pool # 484290	6.50%	08/15/28	17	18
	GNMA Pool # 466700	6.50%	08/15/28	50	53
	GNMA Pool # 486470	6.50%	08/15/28	66	69
	GNMA Pool # 482144	7.00%	08/15/28	7	7
	GNMA Pool # 486516	6.50%	09/15/28	63	66
	GNMA Pool # 469617	6.50%	10/15/28	10	10
	GNMA Pool # 505993	7.50%	10/15/29	39	41
	GNMA Pool # 508888	7.50%	10/15/29	152	162
	GNMA Pool # 502862	7.50%	11/15/29	30	32
	GNMA Pool # 530399	7.50%	06/15/30	57	61
	GNMA Pool # 781340	6.50%	10/15/31	207	218
	GNMA TBA(b)	6.00%	12/15/99	730	764
	GNMA TBA(b)	6.50%	12/15/99	6,900	7,228
	GNMA TBA(b)	5.50%	12/31/99	4,400	4,620

					15,736
	Foreign Government and Agency
	Securities 14.32%
	Brazil (Republic of)	2.63%	04/15/09	141	119
	Brazil (Republic of)	14.50%	10/15/09	180	208
	Brazil (Republic of)	12.00%	04/15/10	130	135
	Brazil (Republic of)	2.63%	04/15/12	260	195
	Brazil (Republic of)	3.13%	04/15/12	70	53
	Brazil (Republic of)	8.00%	04/15/14	782	682
	Brazil (Republic of)(c)	8.00%	04/15/14	37	32
	Brazil (Republic of)	11.00%	08/17/40	279	255
	Bulgaria (Republic of)	8.25%	01/15/15	394	465
	Canadian Government	5.75%	06/01/29	532	429
	Colombia (Republic of)	10.50%	07/09/10	80	92
	Colombia (Republic of)	11.75%	02/25/20	230	286
	Germany (Republic of)	3.75%	01/04/09	2,200	2,613
	Germany (Republic of)	5.25%	01/04/11	476	609
	Germany (Republic of)	5.00%	01/04/12	1,605	2,021
	Germany (Republic of)	5.50%	01/04/31	1,490	1,911
	Italy (Republic of)	6.00%	05/01/31	1,000	1,366
	Mexico United Mexican States	8.38%	01/14/11	515	617
	Mexico United Mexican States	11.50%	05/15/26	1,240	1,849
	Ontario Providence of Canada	6.50%	03/08/29	270	227
	Panama (Republic of)	9.63%	02/08/11	50	58
	Panama (Republic of)	9.38%	07/23/12	260	302
	Panama (Republic of)	10.75%	05/15/20	90	112
	Peru (Republic of)(c)	4.50%	03/07/17	514	424
	Philippines (Republic of)	9.88%	01/15/19	355	392
	Philippines (Republic of)	10.63%	03/16/25	10	12
	Quebec Providence of Canada	7.13%	02/09/24	410	515
	Quebec Providence of Canada	7.50%	09/15/29	340	453
	Quebec-Hydro	6.30%	05/11/11	330	388
	Russian Federation	8.25%	03/31/10	50	58
	Russian Federation(c)	5.00%	03/31/30	460	446

					17,324
	Total U.S. and Foreign Government and
	Agency Obligations 47.69%				57,696
	(Cost $52,488)

22	See notes to the financial statements.

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

	Statement of Investments (continued)
	Income Fund
	June 30, 2003
				Principal
			Maturity	Amount	Market
		Rate	Date	(000)	(000)

U.S. AND FOREIGN CORPORATE BONDS/NOTES	Banks & Financial Services 10.22%
	Associates Corp. of North America	7.95%	02/15/10	$55	$66
	Banc One Corp.	9.88%	03/01/09	75	99
	Bank One Capital	8.75%	09/01/30	400	549
	CIT Holdings Group, Inc.	6.50%	02/07/06	210	230
	Credit Suisse First Boston USA	4.63%	01/15/08	220	235
	Ford Motor Credit Co.	7.38%	10/28/09	200	210
	Ford Motor Credit Co.	7.38%	02/01/11	790	817
	Fuji JGB Investment, LLC(d)	9.87%	12/31/49	210	221
	General Electric Capital Corp.	8.85%	04/01/05	500	561
	General Electric Capital Corp.	8.70%	05/21/07	50	61
	General Motors Acceptance Corp.	6.13%	09/15/06	580	611
	General Motors Acceptance Corp.	7.25%	03/02/11	375	385
	Goldman Sachs Group, Inc.	6.60%	01/15/12	850	988
	Heller Financial, Inc.	8.00%	06/15/05	1,000	1,121
	Household Financial Corp.	6.40%	06/17/08	250	285
	Household Financial Corp.	6.50%	11/15/08	463	532
	Household Financial Corp.	7.00%	05/15/12	10	12
	Household Financial Corp.	6.38%	11/27/12	40	45
	IBJ Preferred Capital Co., LLC(d)	8.79%	12/29/49	360	362
	J.P. Morgan Chase & Co.	6.63%	03/15/12	160	175
	J.P. Morgan Chase & Co.	5.75%	01/02/13	460	531
	Lehman Brothers Holdings, Inc.	8.25%	06/15/07	510	609
	NCNB Corp.	10.20%	07/15/15	774	1,147
	SB Treasury Co.(c)(d)	9.40%	12/29/49	530	583
	UBS Preferred Funding Trust	8.62%	10/29/49	700	895
	US Bancorp	3.13%	03/15/08	170	171
	XL Capital Financial Europe, PLC	6.50%	01/15/12	330	378
	Zurich Capital Trust Co.(d)	8.38%	06/01/37	440	483

					12,362
	Industrial 16.91%
	ABITBI-Consolidated, Inc.	8.50%	08/29/03	18	18
	AGCO Corp.	9.50%	05/01/08	31	34
	Alliance Atlantis Communication, Inc.	13.00%	12/15/09	20	23
	Allied Waste North America, Inc.	7.63%	01/01/06	72	75
	Allied Waste North America, Inc.	8.88%	04/01/08	129	140
	American Axle & Manufacturing, Inc.	9.75%	03/01/09	52	56
	American Greetings Corp.	6.10%	08/01/28	11	11
	American Standard, Inc.	7.38%	04/15/05	52	55
	American Standard, Inc.	7.63%	02/15/10	15	17
	Anadarko Financial Co.	7.50%	05/01/31	320	402
	Anderson Exploration Ltd.	6.75%	03/15/11	20	23
	Anheuser Busch Companies, Inc.	6.50%	05/01/42	250	293
	AOL Time Warner, Inc.	6.88%	05/01/12	240	274
	AOL Time Warner, Inc.	7.70%	05/01/32	410	479
	Apache Corp.	6.25%	04/15/12	130	151
	ARMCO, Inc.	9.00%	09/15/07	138	121
	AT&T Corp.	8.00%	11/15/31	130	147
	Avis Group Holdings, Inc.	11.00%	05/01/09	62	70
	Ball Corp.	6.88%	12/15/12	12	13
	Beazer Homes USA, Inc.	8.38%	04/15/12	34	38
	BellSouth Corp.	7.88%	02/15/30	160	209
	Bio-Rad Laboratories, Inc.	11.63%	02/15/07	81	89
	Bristol Myers Squibb Co.	5.75%	10/01/11	270	300
	Chancellor Media Corp.	8.00%	11/01/08	25	29
	Chesapeake Energy Corp.	8.13%	04/01/11	11	12

See notes to the financial statements.	23

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

	Statement of Investments (continued)
	Income Fund
	June 30, 2003
		Rate	Maturity Date	Principal Amount (000)	Market (000)

U.S. AND FOREIGN CORPORATE BONDS/NOTES (continued)	Chesapeake Energy Corp.	8.50%	03/15/12	$29	$31
	ChevronTexaco Capital Corp.	3.50%	09/17/07	100	104
	Columbia/HCA Healthcare Corp.	6.91%	06/15/05	20	21
	Columbia/HCA Healthcare Corp.	7.25%	05/20/08	52	57
	Comcast Corp.	6.50%	01/15/15	490	551
	Conoco Funding Co.	6.35%	10/15/11	250	292
	Conoco Funding Co.	7.25%	10/15/31	35	44
	Conoco, Inc.	6.95%	04/15/29	390	469
	ConocoPhillips, Inc.	4.75%	10/15/12	150	159
	Constellation Brands, Inc.	8.00%	02/15/08	88	97
	Coventry Health Care, Inc.	8.13%	02/15/12	42	46
	CSC Holdings, Inc.	7.25%	07/15/08	72	72
	CSC Holdings, Inc.	7.88%	02/15/18	16	16
	CSC Holdings, Inc.	7.63%	07/15/18	3	3
	Daimler Chrysler North America Holdings	7.40%	01/20/05	750	804
	Delta Airlines, Inc.	6.72%	01/02/23	132	143
	Devon Financing Corp.	7.95%	04/15/32	130	167
	Devon Financing Corp.	6.88%	09/30/11	110	129
	Du Pont (E.I.) de Nemours & Co.	8.13%	03/15/04	75	79
	Echostar DBS Corp.	9.13%	01/15/09	57	64
	Echostar DBS Corp.	9.38%	02/01/09	93	99
	Electronic Data Systems Corp.	7.45%	10/15/29	650	663
	Emmis Communications Corp.	8.13%	03/15/09	25	26
	FMC Corp.	10.25%	11/01/09	22	25
	Ford Motor Co.	8.90%	01/15/32	240	244
	Forest Oil Corp.	7.75%	05/01/14	70	73
	General Motors Corp.	8.38%	07/15/33	110	110
	General Motors Corp.	7.13%	07/15/13	20	20
	General Motors Corp.	8.25%	07/15/23	50	50
	Georgia Gulf Corp.	10.38%	11/01/07	5	5
	Georgia Pacific Corp.(d)	8.88%	02/01/10	18	20
	Georgia Pacific Corp.	8.13%	05/15/11	1	1
	Georgia Pacific Corp.	9.50%	12/01/11	20	22
	Georgia Pacific Corp.	7.70%	06/15/15	13	13
	Georgia Pacific Corp.	7.75%	11/15/29	9	8
	Georgia Pacific Corp.	8.88%	05/15/31	2	2
	Harrah's Operations, Inc.	7.88%	12/15/05	115	125
	Hasbro, Inc.	5.60%	11/01/05	61	63
	HCA/Healthcare Co.	7.13%	06/01/06	40	43
	HCA/Healthcare Co.	8.75%	09/01/10	79	92
	HMH Properties, Inc.	7.88%	08/01/08	50	51
	HMH Properties, Inc.	8.45%	12/01/08	8	8
	Host Marriott Corp.	9.25%	10/01/07	4	4
	IMC Global, Inc.	10.88%	06/01/08	37	38
	Insight Midwest LP	10.50%	11/01/10	64	70
	ITT Corp.	6.75%	11/15/05	6	6
	Kansas City Southern RY Co.	9.50%	10/01/08	23	26
	Kellogg Co.	6.60%	04/01/11	190	223
	L 3 Communications Corp.	7.63%	06/15/12	66	73
	Lamar Media Corp.	7.25%	01/01/13	25	27
	Lear Corp.	7.96%	05/15/05	4	4
	Lear Corp.	8.11%	05/15/09	65	74
	Lennar Corp.	9.95%	05/01/10	18	21
	Liberty Media Corp.	3.75%	02/15/30	200	124
	Lockheed Martin Corp.	8.50%	12/01/29	70	95
	Macdermid, Inc.	9.13%	07/15/11	42	47
	Manor Care, Inc.	7.50%	06/15/06	52	57

24	See notes to the financial statements.

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

	Statement of Investments (continued)
	Income Fund
	June 30, 2003
		Rate	Maturity Date	Principal Amount (000)	Market (000)

U.S. AND FOREIGN CORPORATE BONDS/NOTES (continued)	Manor Care, Inc.	8.00%	03/01/08	$69	$78
	MeadWestvaco Corp.	6.85%	04/01/12	170	196
	Mirage Resorts, Inc.	6.63%	02/01/05	56	58
	Mohegan Tribal Gaming Authority	8.13%	01/01/06	10	11
	Mohegan Tribal Gaming Authority	8.75%	01/01/09	42	45
	Mohegan Tribal Gaming Authority	8.00%	04/01/12	5	5
	Moore North American Finance, Inc.(d)	7.88%	01/15/11	11	11
	Nabisco, Inc.	7.55%	06/15/15	300	381
	News America Holdings, Inc.	8.00%	10/17/16	600	765
	Nextel Communications, Inc.	9.75%	10/31/07	200	207
	Norampac, Inc.(d)	6.75%	06/01/13	32	34
	Norfolk Southern Corp.	6.20%	04/15/09	90	102
	Nortek, Inc.	9.13%	09/01/07	100	105
	Nortek, Inc.	8.88%	08/01/08	69	72
	Ocean Energy, Inc.	8.38%	07/01/08	40	42
	Omnicare, Inc.	8.13%	03/15/11	93	101
	Packaging Papers, Inc.	9.63%	04/01/09	50	55
	Panamsat Corp.	8.50%	02/01/12	63	68
	Park Place Entertainment Corp.	8.50%	11/15/06	22	24
	Park Place Entertainment Corp.	9.38%	02/15/07	8	9
	Park Place Entertainment Corp.(d)	7.00%	04/15/13	23	25
	Parker & Parsley Petroleum Co.	8.88%	04/15/05	2	2
	Parker & Parsley Petroleum Co.	8.25%	08/15/07	20	23
	Peabody Energy Corp.(d)	6.88%	03/15/13	58	61
	Penney, J.C. Corp., Inc.	8.00%	03/01/10	67	70
	Pepsi Bottling Group, Inc.	7.00%	03/01/29	350	426
	Philip Morris Companies, Inc.	7.20%	02/01/07	500	545
	Philip Morris Companies, Inc.	7.50%	07/16/09	500	537
	Phillips Petroleum Co.	7.00%	03/30/29	35	42
	Pioneer National Resource Co.	9.63%	04/01/10	16	20
	Pioneer National Resource Co.	7.50%	04/15/12	6	7
	Raytheon Co.	6.75%	08/15/07	200	226
	Reynolds (RJ) Tobacco Holdings, Inc.	7.75%	05/15/06	690	710
	Rogers Cable, Inc.(d)	6.25%	06/15/13	33	33
	Ryland Group, Inc.	8.00%	08/15/06	54	59
	Ryland Group, Inc.	8.25%	04/01/08	10	10
	Ryland Group, Inc.	5.38%	06/01/08	10	10
	Sara Lee Corp.	6.25%	09/15/11	360	417
	Schuler Homes	9.38%	07/15/09	90	102
	Shaw Communications, Inc.	8.25%	04/11/10	45	50
	Shaw Communications, Inc.	7.20%	12/15/11	24	26
	Smithfield Foods, Inc.	8.00%	10/15/09	44	47
	Sprint Capital Corp.	6.00%	01/15/07	50	54
	Sprint Capital Corp.	6.13%	11/15/08	290	315
	Sprint Capital Corp.	7.63%	01/30/11	40	46
	Sprint Capital Corp.	8.38%	03/15/12	220	263
	SPX Corp.	6.25%	06/15/11	49	50
	SPX Corp.	7.50%	01/01/13	25	27
	Station Casinos, Inc.	8.88%	12/01/08	150	158
	Target Corp.	5.88%	03/01/12	360	407
	Tenet Healthcare Corp.	6.38%	12/01/11	121	112
	Tenet Healthcare Corp.	7.38%	02/01/13	391	377
	Terex Corp.	8.88%	04/01/08	30	31
	Tricon Global Restaurants, Inc.	7.45%	05/15/05	33	36
	Tricon Global Restaurants, Inc.	8.50%	04/15/06	6	7
	Unilever Capital	7.13%	11/01/10	280	339

See notes to the financial statements.	25

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

	Statement of Investments (continued)
	Income Fund
	June 30, 2003
		Rate	Maturity Date	Principal Amount (000)	Market (000)

U.S. AND FOREIGN CORPORATE BONDS/NOTES (continued)	Union Pacific Corp.	6.65%	01/15/11	$100	$116
	Union Pacific Corp.	6.63%	02/01/29	70	79
	Unisys Corp.	7.25%	01/15/05	76	79
	Ventras Realty Ltd.	8.75%	05/01/09	20	22
	Ventras Realty Ltd.	9.00%	05/01/12	10	11
	Verizon Global Funding Corp.	7.75%	12/01/30	50	63
	Verizon Global Funding Corp.	6.88%	06/15/12	40	47
	Verizon Global Funding Corp.	4.38%	06/01/13	140	140
	Viacom, Inc.	5.63%	08/15/12	160	178
	Vintage Petroleum, Inc.	7.88%	05/15/11	70	75
	Vintage Petroleum, Inc.(d)	8.25%	05/01/12	24	26
	Wal Mart Stores, Inc.	4.55%	05/01/13	180	187
	Waste Management, Inc.	6.88%	05/15/09	425	495
	Waste Management, Inc.	7.38%	05/15/29	500	590
	Western Oil Sands, Inc.	8.38%	05/01/12	47	52
	Westport Resource Corp.(d)	8.25%	11/01/11	14	15
	Weyerhaeuser Co.	6.75%	03/15/12	310	352
	Weyerhaeuser Co.	7.38%	03/15/32	310	356
	WMX Technologies, Inc.	7.00%	10/15/06	125	141
	WorldCom, Inc.(f)	8.25%	05/15/10	400	118
	WorldCom, Inc.(f)	7.50%	05/15/11	158	47
	WorldCom, Inc.(f)	8.25%	05/15/31	238	70
	XTO Energy, Inc.	7.50%	04/15/12	31	35
	XTO Energy, Inc.(d)	6.25%	04/15/13	50	53

					20,465
	Utilities 3.27%
	AES Corp.	8.50%	11/01/07	10	10
	AES Corp.	8.38%	08/15/07	39	37
	AES Corp.	8.75%	06/15/08	16	16
	AES Corp.	9.50%	06/01/09	58	58
	AES Corp.	9.38%	09/15/10	37	37
	AES Corp.	8.88%	02/15/11	19	18
	Calpine Corp.	7.88%	04/01/08	75	57
	Calpine Corp.	8.50%	02/15/11	125	94
	Cox Communications, Inc.	4.63%	06/01/13	60	60
	Dominion Resources, Inc.	4.13%	02/15/08	30	31
	Dominion Resources, Inc.	5.13%	12/15/09	80	86
	Dominion Resources, Inc.	5.70%	09/17/12	110	121
	Dynegy Holdings, Inc.	8.13%	03/15/05	44	43
	Dynegy Holdings, Inc.	8.75%	02/15/12	400	374
	El Paso Corp.	7.80%	08/01/31	990	834
	El Paso Corp.	7.75%	01/15/32	200	169
	El Paso Corp.(a)(e)	6.55%	02/28/21	1,050	459
	First Energy Corp.	6.45%	11/15/11	140	154
	First Energy Corp.	7.38%	11/15/31	350	392
	Oncor Electric Delivery Co.(d)	6.38%	01/15/15	50	57
	Orion Power Holdings, Inc.	12.00%	05/01/10	73	85
	Southern California Edison Co.(d)	8.00%	02/15/07	12	13
	TXU Energy Co.(d)	7.00%	03/15/13	50	55
	Williams Companies, Inc.	8.63%	06/01/10	63	66
	Williams Companies, Inc.	7.50%	01/15/31	100	95
	Williams Companies, Inc.	7.75%	06/15/31	80	77
	Williams Companies, Inc.	8.75%	03/15/32	440	458

					3,956

26	See notes to the financial statements.

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

	Statement of Investments (continued)
	Income Fund
	June 30, 2003
		Rate	Maturity Date	Principal Amount (000)	Market (000)

U.S. AND FOREIGN CORPORATE BONDS/NOTES (concluded)	Foreign 3.04%
	British Sky Broadcasting Group	6.88%	02/23/09	$77	$87
	Cascades, Inc.(d)	7.25%	02/15/13	38	40
	Cascades, Inc.(d)	7.25%	02/15/13	52	54
	Compagnie Generale de Geophysique	10.63%	11/15/07	30	31
	Flextronics International Ltd.	9.88%	07/01/10	51	56
	Fresenius Medical Care Capital Trust Pfd.	7.88%	02/12/08	1	70
	PDVSA Finance Ltd.	8.50%	11/16/12	280	256
	PDVSA Finance Ltd.	7.40%	08/15/16	20	16
	Royal Bank Scotland Group PLC	8.82%	03/31/49	300	336
	Spintab AB	5.75%	06/15/05	7,000	917
	Teekay Shipping Corp.	8.88%	07/15/11	117	128
	Tyco International Group	2.37%	07/30/03	40	40
	Tyco International Group	5.88%	11/01/04	20	21
	Tyco International Group	6.13%	11/01/08	40	42
	Tyco International Group	6.13%	01/15/09	20	21
	Tyco International Group	6.75%	02/15/11	10	11
	Tyco International Group	6.38%	10/15/11	430	454
	Tyco International Group	7.00%	06/15/28	418	422
	Tyco International Group	6.88%	01/15/29	672	679

					3,681
	Corporate Asset and Mortgage
	Backed Securities 8.38%
	Capital Lease Funding Securitization(d)	7.35%	06/22/24	778	862
	Conseco Financial Securitizations	6.99%	07/01/32	500	434
	Conseco Financial Securitizations(g)	8.50%	03/01/33	812	256
	Contimortgage Home Equity Loan	6.37%	02/25/26	1,036	1,046
	Credit Suisse First Boston Mortgage	2.24%	03/25/32	212	212
	Credit Suisse First Boston Mortgage	6.55%	01/17/35	675	769
	Deutsche Mortgage & Asset Rec Corp.	6.54%	06/15/31	1,200	1,355
	Green Tree Financial Corp.	9.15%	01/15/18	95	81
	Green Tree Financial Corp.	7.45%	09/15/28	1,500	1,553
	Green Tree Recreational Equipment	7.25%	03/15/29	151	36
	Holmes Financing PLC	2.17%	07/15/15	400	400
	Household Home Equity Loan Trust	2.15%	05/20/31	407	407
	Household Home Equity Loan Trust	2.21%	12/22/31	499	500
	Salomon Brothers Mortgage Services, Inc.	2.33%	01/25/30	22	23
	Salomon Brothers Mortgage Services, Inc.	2.14%	03/25/32	940	939
	Security National Mortgage Loan Trust(d)	8.80%	04/25/24	600	647
	Systems 2001 Asset Trust, LLC(d)	6.66%	09/15/13	548	617

					10,137

	Total Corporate Bonds/Notes 41.82%				50,601
	(Cost $45,701)

See notes to the financial statements.	27

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

	Statement of Investments (concluded)
	Income Fund
	June 30, 2003
		Rate	Maturity Date	Principal Amount (000)	Market (000)

SHORT-TERM INVESTMENTS	Federal Home Loan Bank Discount Notes(a)	1.04%	07/09/03	$1,000	$1,000

	Federal Home Loan Mortgage Discount
	Notes(a)	1.03%	07/30/03	2,500	2,498
		1.06%	07/01/03	400	400

	Kraft Foods, Inc. - Commercial Paper	2.08%	02/26/04	280	280

	Lehman Brothers - Repurchase Agreement
	dated 06/30/03 (secured by $9,625,
	Federal National Mortgage Corp.
	6.625%, 11/15/30)	1.15%	07/01/03	9,500	9,500

	Merrill Lynch - Repurchase Agreement
	dated 06/30/03 (secured by $20,402,
	Federal National Mortgage Corp.
	5.375%, 11/15/11)	1.22%	07/01/03	20,000	20,000

	Total Short-Term Investments 27.84%				33,678
	(Cost $33,678)

	Total Investments 117.35%				141,975
	(Cost $132,376)

	Foreign Currency 0.03%
	Euro Currency
	(Cost $35)				35

	Liabilities in Excess of
	Cash and Other Assets (17.38)%				(21,024)

	Net Assets 100.00%				$120,986

(a)	The rate shown is the yield.
(b)	Securities purchased on a when issued or delayed delivery basis. At June 30, 2003, these securities amounted to $19,973.
(c)	Denotes a step bond: a zero coupon bond that converts to a fixed or variable rate at a future date. The rate reflects the security's yield to maturity at June 30, 2003.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration to qualified institutional buyers. At June 30, 2003, these securities amounted to $4,272.
(e)	Debt obligation initially issued in a zero coupon form which converts to equity shares at a specified date. The rate reflects the security's yield to maturity at June 30, 2003.
(f)	Currently non-income producing. For debt securities, security is in default of principal and/or interest payments.
(g)	Illiquid

28	See notes to the financial statements.

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

	Statement of Investments Short-Term Investment Fund June 30, 2003	Rate	Maturity Date	Principal Amount (000)	Market(000)

U.S. CORPORATE SECURITIES	AT&T Corp.	7.50%	04/01/04	$20	$21
	Bell Atlantic, NJ Inc.	5.88%	02/01/04	30	31
	Campbell Soup Co.	4.75%	10/01/03	60	60
	Key Bank NA	1.44%	04/23/04	30	30
	Salomon, Inc.	6.88%	12/15/03	20	21

	Total U.S. Corporate
	Securities 4.29%				163
	(Cost $163)

U.S. AND FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS	Federal Home Loan Bank	1.08%	07/11/03	100	100
		0.89%	07/18/03	125	125
		4.88%	05/14/04	200	206

	Federal Home Loan Mortgage Corp.	0.00%	07/01/03	10	10
		0.78%	07/03/03	5	5
		0.96%	07/08/03	100	100
		0.92%	07/11/03	15	15
		1.14%	07/15/03	10	10
		1.15%	07/25/03	30	30
		0.97%	07/30/03	100	100
		0.98%	08/14/03	136	136
		0.98%	08/25/03	200	200
		0.99%	11/05/03	250	249
		1.23%	12/04/03	100	99

	Federal National Mortgage Association	0.60%	07/02/03	45	45
		0.97%	07/07/03	100	100
		1.13%	07/16/03	40	40
		0.94%	07/23/03	395	395
		0.98%	07/28/03	71	71
		1.13%	07/30/03	50	50
		0.99%	08/11/03	15	15
		0.99%	08/13/03	5	5
		4.00%	08/15/03	220	221
		0.98%	10/22/03	150	149

	Italy (Republic of)	5.25%	01/16/04	100	102

	United States Treasury Bill	1.16%	08/21/03	125	125

	Total U.S. and Foreign Government
	and Agency Obligations 71.06%				2,703
	(Cost $2,694)

REPURCHASE AGREEMENTS	Lehman Brothers - Repurchase Agreement
	dated 06/30/03 (secured by $302,
	Tennessee Valley Authority,
	5.88%, 04/01/36)	1.15%	07/01/03	300	300

	Merrill Lynch - Repurchase Agreement
	dated 06/30/03 (secured by $307,
	Resolution Funding Strip,
	4.31%, 10/15/13)	1.22%	07/01/03	300	300

	Total Repurchase Agreements 15.77%				600
	(Cost $600)

	Total Investments 91.12%				3,466
	(Cost $3,457)

	Cash and Other Assets in
	Excess of Liabilities 8.88%				338

	Net Assets 100.00%				$3,804

See notes to the financial statements.	29

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

	Statement of Investments Small Cap Growth Fund June 30, 2003	Number of Shares	Market(000)

COMMON STOCK	Aerospace 0.13%
	Integrated Defense Technologies, Inc.*	3,600	$56

	Automotive 0.61%
	Navistar International Corp.*	1,900	62
	Oshkosh Truck Corp.	1,700	101
	Standard Motor Products, Inc.	9,100	101

			264
	Banks & Financial Services 6.21%
	Affiliated Managers Group, Inc.*	4,400	268
	BankAtlantic Bancorp, Inc. - A	4,400	52
	E*TRADE Group, Inc.*	108,400	921
	East West Bancorp Inc.	4,500	163
	Friedman, Billings, Ramsey Group	8,800	118
	Harbor Florida Bancshares, Inc.	2,200	53
	NetBank, Inc.	15,800	208
	Platinum Underwriters Holdings, Ltd.	8,700	236
	Saxon Capital, Inc.*	11,800	205
	Silicon Valley Bancshares*	6,100	145
	Sterling Financial Corp.*	3,540	86
	Umpqua Holdings Corp.	5,800	110
	W.P. Stewart & Co. Ltd.	3,400	76
	WestAmerica Bancorporation	1,400	60

			2,701
	Biotechnology 15.17%
	Abgenix, Inc.	15,507	163
	Albany Molecular Research, Inc.*	4,700	71
	Alkermes, Inc.*	62,900	676
	Angiotech Pharmaceuticals, Inc.*	15,822	645
	Antigenics, Inc.*	5,300	61
	AVI BioPharma, Inc.*	5,700	35
	Cell Genesys, Inc.*	49,228	425
	Cima Labs, Inc.*	1,858	50
	Corixa Corp.*	30,800	238
	Cubist Pharmaceuticals, Inc.*	53,400	569
	Dendreon Corp.*	34,200	203
	Edwards Lifesciences Corp.*	10,700	344
	EXACT Sciences Corp.*	13,700	150
	Genta, Inc.*	31,000	413
	Integra LifeSciences Holdings Corp.*	2,300	61
	Inveresk Research Group*	16,500	295
	ISIS Pharmaceuticals, Inc.*	53,100	286
	La Jolla Pharmaceutical Co.*	26,800	88
	Lexicon Genetics, Inc.*	20,000	134
	Medarex, Inc.*	8,600	57
	Medicis Pharmaceutical Corp. - A	5,670	322
	Paradigm Genetics, Inc.*	95,100	134
	Pharmaceutical Product Development, Inc.*	8,600	247
	Pharmaceutical Resources, Inc.*	969	47
	Taro Pharmaceutical Industries Ltd.* - A	1,027	56
	Telik, Inc.*	21,100	339
	Third Wave Technologies, Inc.*	41,600	187
	Tularik, Inc.*	29,900	297

			6,593

30	See notes to the financial statements.

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

	Statement of Investments (continued)
	Small Cap Growth Fund

	June 30, 2003
		Number of	Market
		Shares	(000)

COMMON STOCK	Business Services 7.15%
(continued)	AMN Healthcare Services, Inc.*	2,800	$36
	Corporate Executive Board Co.* (The)	4,773	195
	DoubleClick, Inc.*	46,100	426
	FTI Consulting, Inc.*	5,500	137
	Gartner, Inc.* - A	30,600	232
	Heidrick & Struggles International, Inc.*	21,691	276
	Jacobs Engineering Group*	4,600	194
	Labor Ready, Inc.*	23,749	170
	MPS Group*	45,502	313
	Navigant Consulting, Inc.*	30,400	360
	NDCHealth Corp.	11,600	213
	Resources Connection, Inc.*	5,600	134
	Tetra Tech, Inc.*	15,000	258
	Watson Wyatt & Co.* - A	7,100	165

			3,109
	Capital Goods 3.06%
	Actuant Corp.*	2,200	104
	AGCO Corp.*	17,300	295
	Chicago Bridge & Iron Co. N.V.	3,800	86
	Herley Industries, Inc.*	16,600	282
	Maverick Tube Corp.*	16,100	308
	National-Oilwell, Inc.*	11,654	256

			1,331
	Chemicals 2.13%
	Agrium, Inc.	11,200	123
	Airgas, Inc.	10,800	181
	IMC Global, Inc.	6,000	40
	OM Group, Inc.*	24,700	364
	Symyx Technologies, Inc.*	13,500	220

			928
	Communication Equipment & Services 5.50%
	Advanced Fibre Communications, Inc.*	12,600	205
	Anaren, Inc.*	13,100	122
	Comverse Technology, Inc.*	4,100	62
	DSP Group, Inc.*	3,600	78
	Extreme Networks, Inc.*	8,400	44
	Foundry Networks, Inc.*	14,300	206
	Inet Technologies, Inc.*	11,600	116
	Polycom, Inc.*	87,782	1,217
	Powerwave Technologies, Inc.*	20,006	124
	SonicWALL, Inc.*	45,200	217

			2,391
	Computer Hardware & Peripherals 2.14%
	Identix, Inc.*	55,100	350
	Immersion Corp.*	75,888	140
	Pinnacle Systems, Inc.*	41,200	441

			931
	Computer Software & Services 15.01%
	ActivCard Corp.*	3,600	34
	Advent Software, Inc.*	11,000	186
	Autodesk, Inc.	3,300	53
	Cerner Corp.*	7,900	181
	Corillian Corp.*	80,194	136
	Digimarc Corp.*	53,300	837
	Digital Insight Corp.*	29,900	569

See notes to the financial statements.	31

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

	Statement of Investments (continued)
	Small Cap Growth Fund June 30, 2003

		Number of	Market
		Shares	(000)

COMMON STOCK (continued)	FileNET Corp.*	26,100	$471
	Jack Henry & Associates, Inc.	8,500	151
	Keane, Inc.*	4,700	64
	Lawson Software, Inc.*	36,075	280
	LendingTree, Inc.*	500	12
	Mentor Graphics Corp.*	50,900	737
	Onyx Software Corp.*	130,800	127
	Quest Software, Inc.*	5,200	62
	RealNetworks, Inc.*	28,000	190
	Red Hat, Inc.*	116,600	883
	Roxio, Inc.*	3,300	22
	SkillSoft PLC* (ADR)	78,458	396
	THQ Inc.*	26,150	471
	Tibco Software, Inc.*	55,900	285
	Titan Corp.*	6,700	69
	TriZetto Group, Inc.* (The)	4,700	28
	WebEx Communications, Inc.*	700	10
	Websense, Inc.*	5,700	89
	Wind River Systems, Inc.*	48,248	182

			6,525
	Education Services 2.94%
	Education Management Corp.*	3,300	175
	Princeton Review, Inc.*	24,500	145
	Strayer Education, Inc.	2,700	215
	Sylvan Learning Systems, Inc.*	32,550	743

			1,278
	Electronic Equipment/Semiconductors 9.37%
	Active Power, Inc.*	15,600	26
	Credence Systems Corp.*	7,900	67
	Cymer, Inc.*	7,500	240
	DuPont Photomasks, Inc.*	5,900	111
	Exar Corp.*	8,300	131
	FEI Co.*	17,600	330
	FormFactor, Inc.*	188	3
	Genesis Microchip, Inc.*	25,900	351
	Glogespan Virata, Inc.*	25,500	210
	Integrated Device Technology, Inc.*	17,500	191
	Lattice Semiconductor Corp.*	85,100	700
	Microsemi Corp.*	1,400	22
	Mykrolis Corp.*	12,200	124
	OmniVision Technologies, Inc.*	500	16
	Pixelworks, Inc.*	125,700	747
	Power-One, Inc.*	32,500	229
	Rudolph Technologies, Inc.*	7,100	113
	Skyworks Solutions, Inc.*	8,500	57
	Trident Microsystems, Inc.*	5,200	47
	TriQuint Semiconductor, Inc.*	38,200	159
	Veeco Instruments, Inc.*	11,000	187
	Zoran Corp.*	500	10

			4,071
	Energy 5.44%
	Cal Dive International, Inc.*	6,339	138
	Evergreen Resources, Inc.*	400	22
	Forest Oil Corp.*	4,400	111
	Headwaters, Inc.*	7,100	104
	Helmerich & Payne, Inc.	9,391	274

32	See notes to the financial statements.

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

	Statement of Investments (continued)
	Small Cap Growth Fund

	June 30, 2003

		Number of	Market
		Shares	(000)

COMMON STOCK (continued)	Key Energy Services, Inc.*	31,318	$336
	Massey Energy Co.	6,000	79
	Parker Drilling Co.*	62,442	182
	Patterson-UTI Energy, Inc.*	8,191	265
	Pride International, Inc.*	22,700	427
	Remington Oil and Gas Corp.*	10,274	189
	Varco International, Inc.*	1,000	20
	Western Gas Resources, Inc.	5,500	218

			2,365
	Entertainment & Recreation 1.86%
	Argosy Gaming Co.*	13,249	277
	Hollywood Entertainment Corp.*	31,000	533

			810
	Food & Beverage 1.83%
	CEC Entertainment, Inc.*	2,300	85
	Cheesecake Factory, Inc.* (The)	4,900	176
	Chicago Pizza & Brewery, Inc.*	3,100	31
	P.F. Chang's China Bistro *	3,000	148
	RARE Hospitality International, Inc.*	9,300	304
	United Natural Foods, Inc.*	1,800	51

			795
	Health Care & Pharmaceuticals 4.57%
	Alliance Imaging, Inc.*	10,200	45
	Apria Healthcare Goup, Inc.*	3,900	97
	AtheroGenics, Inc.*	5,200	78
	Bioject Medical Technologies, Inc.*	16,300	65
	Bruker Daltonics, Inc.*	5,600	30
	Community Health Systems, Inc.*	1,200	23
	CryoLife, Inc.*	31,710	328
	CYTYC Corp.*	11,452	120
	Genesis Health Ventures, Inc.*	1,300	23
	Henry Schein, Inc.*	900	47
	MIM Corp.*	7,300	48
	Orthodontic Centers of America, Inc.*	9,500	76
	Osteotech, Inc.*	3,764	51
	Pediatrix Medical Group*	1,600	57
	Province Healthcare Co.*	4,300	48
	Sunrise Senior Living, Inc.*	3,800	85
	TheraSense, Inc.*	24,700	247
	Transgenomic, Inc.*	25,400	48
	Vicuron Pharmaceuticals, Inc.*	5,000	71
	ViroPharma, Inc.*	6,000	16
	Wright Medical Group*	20,200	384

			1,987
	Insurance 0.84%
	Centene Corp.*	5,500	214
	RLI Corp.	4,600	151

			365
	Media & Media Services 4.29%
	Gray Television, Inc.	19,900	247
	Insight Communications, Inc.*	16,800	221
	LIN TV Corp.*	6,100	144
	Macrovision Corp.*	16,200	323
	Playboy Enterprises, Inc.* - B	29,270	398

See notes to the financial statements.	33

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

	Statement of Investments (continued)
	Small Cap Growth Fund

	June 30, 2003

		Number of	Market
		Shares	(000)

COMMON STOCK (concluded)	Radio One, Inc.* - D	3,000	$53
	Sinclair Broadcast Group* - A	14,200	165
	Spanish Broadcasting System, Inc.* - A	38,500	314

			1,865
	Retail & Apparel 8.52%
	Charlotte Russe Holding, Inc.*	5,399	56
	Chico's FAS, Inc.*	10,700	225
	Christopher & Banks Corp.*	7,000	259
	Cost Plus, Inc.*	8,200	292
	CSK Auto Corp.*	23,100	334
	Duane Reade, Inc.*	22,100	326
	Gymboree Corp.* (The)	4,600	77
	Hot Topic, Inc.*	15,000	404
	Insight Enterprises, Inc.*	4,700	47
	Kenneth Cole Productions, Inc.*	13,100	255
	Pacific Sunwear of California, Inc.*	4,050	98
	Phillips-Van Heusen Corp.	12,200	166
	Pier 1 Imports, Inc.	10,700	218
	Quiksilver, Inc.*	15,600	257
	Reebok International Ltd.*	2,900	98
	Too, Inc.*	14,900	302
	Tuesday Morning Corp.*	5,252	138
	West Marine, Inc.*	8,600	151

			3,703
	Transportation 0.70%
	Arkansas Best Corp.	3,200	76
	SkyWest, Inc.	11,926	227

			303

	Total Common Stock 97.47%		42,371
	(Cost $38,101)

34	See notes to the financial statements.

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

	Statement of Investments (concluded)
	Small Cap Growth Fund

	June 30, 2003

				Principal
			Maturity	Amount	Market
		Rate	Date	(000)	(000)

SHORT-TERM INVESTMENT	Federal Home Loan Bank
	Discount Note	0.95%	07/01/03	$1,000	$1,000

	Total Short-Term Investment 2.30%				1,000
	(Cost $1,000)

	Total Investments 99.77%				43,371
	(Cost $39,101)

	Cash and Other Assets in
	Excess of Liabilities 0.23%				99

	Net Assets 100.00%				$43,470

	*			Non-income producing during the six months ended June 30, 2003 as this security did not pay dividends.

See notes to the financial statements.	35

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

	Statement of Investments International Equity Fund June 30, 2003	Number of Shares	Market (000)

COMMON STOCK	Australia 1.83%
	BHP Billiton Ltd. (Metals & Mining)	89,743	$521

	France 11.28%
	Accor S.A. (Hotels)	7,666	278
	Aventis S.A. (Pharmaceuticals)	5,156	284
	Carrefour S.A. (Retail)	13,771	676
	France Telecom (Telecommunications)	19,461	478
	Pernod-Ricard S.A. (Beverages)	1,473	132
	Pin-Printemps Redoute S.A. (Retail)	3,367	254
	Suez Lyonnaise des Eaux (Utilities)	19,228	307
	Total Fina Elf SA-B (Oil & Gas)	4,328	655
	Valeo S.A. (Automotive)	4,439	154

			3,218
	Germany 6.97%
	Deutsche Boerse AG (Financial)	2,960	157
	Metro AG (Retail)	10,359	335
	Muenchener Rueckversicherungs AG (Insurance)	4,471	457
	Siemens AG (Congolmerates)	8,429	414
	Volkswagen AG (Automobiles)	14,766	625

			1,988
	Hong Kong 3.95%
	China Mobile Ltd. (Telecommunications)	181,000	427
	China Telecom Corp. Ltd.* (Telecommunications)	1,094,000	251
	Sun Hung Kai Properties Ltd. (Real Estate)	72,000	363
	Swire Pacific Ltd. (Financial)	19,500	85

			1,126
	Italy 6.50%
	Banca Intesa S.p.A. (Banks)	198,462	636
	ENI S.p.A. (Oil & Gas)	44,198	669
	Mediaset S.p.A. (Media)	64,993	551

			1,856
	Japan 16.80%
	Bridgestone Corp. (Automotive)	36,000	489
	Canon, Inc. (Electronics)	12,000	552
	Honda Motor Co. Ltd. (Automobiles)	11,400	433
	ITO-Yokado Co. Ltd. (Retail)	11,000	264
	Matsushita Electric Industries Co. (Household Durables)	50,000	496
	Nissan Motor Co. Ltd. (Automobiles)	53,200	509
	Nomura Holdings Inc. (Financial)	29,000	369
	NTT DoCoMo PLC (Telecommunications)	129	280
	Orix Corp. (Financial)	5,600	310
	Ricoh Co. Ltd. (Electronics)	18,000	295
	Rohm Co. Ltd. (Electronics)	3,000	328
	Seiko Epson Corp. (Electronics)	700	21
	Shin-Etsu Chemical Co. Ltd. (Chemicals)	13,100	448

			4,794
	Korea 4.90%
	Kookmin Bank (ADR) (Financial)	12,025	364
	Samsung Electronics Ltd.^ (ADR) (Electronics)	5,245	780
	SK Telecom Co. (ADR) (Telecommunications)	13,517	255

			1,399
	Netherlands 8.30%
	Aegon N.V. (Insurance)	32,600	327
	Heineken N.V. (Beverages)	9,845	350

36	See notes to the financial statements.

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

	Statement of Investments (continued)
	International Equity Fund

	June 30, 2003

		Number of	Market
		Shares	(000)

COMMON STOCK (concluded)	Koninklijke KPN N.V.* (Household Durables)	33,032	$234
	Philips Electronic (Household Durables)	25,460	485
	Unilver N.V. (Food Products)	4,590	247
	VNU N.V. (Media)	23,561	727

			2,370
	Singapore 2.66%
	DBS Group Holdings Ltd. (Financial)	60,000	351
	United Overseas Bank Ltd. (Financial)	58,000	408

			759
	Spain 4.42%
	Acerinox S.A. (Metals & Mining)	3,298	126
	Banco Santander Central Hispanic (Financial)	48,880	429
	Telefonica S.A. (Telecommunications)	60,827	707

			1,262
	Sweden 1.61%
	TeliaSonera AB (Telecommunications)	110,758	460

	Switzerland 4.66%
	Adecco S.A. (Commerical Services)	7,119	294
	Credit Suisse Group (Financial)	10,961	289
	Roche Holding AG (Pharmaceuticals)	3,522	277
	Nestle S.A. (Food Products)	618	128
	Novartis AG (Pharmaceuticals)	8,651	343

			1,331
	Taiwan 0.77%
	Taiwan Semiconductor Mfg. Co. Ltd.* (ADR) (Electronics)	21,922	221

	Thailand 0.50%
	Bangkok Bank Co.* (Financial)	88,700	142

	Turkey 0.05%
	Turkcell Iletisim Hizmetleri* (ADR) (Telecommunications)	806	14

	United Kingdom 20.97%
	AstraZenca PLC (Pharmaceuticals)	7,339	295
	BAA PLC (Transportation)	34,899	283
	BAE Systems PLC (Aerospace)	133,220	314
	British Sky Broadcasting PLC* (Media)	52,050	578
	Diageo PLC (Beverages)	24,620	263
	HBOS PLC (Financial)	32,881	426
	HSBC Holdings PLC (Financial)	59,862	708
	Imperial Tobacco Group PLC (Tobacco)	25,244	452
	InterContinental Hotels Group PLC (Hotels)	25,159	179
	Kingfisher PLC (Retail)	96,632	443
	Marks & Spencer Group PLC (Retail)	64,620	337
	Mitchells & Butler PLC (Hotels)	37,945	147
	Reed Elsevier PLC (Media)	67,723	564
	Royal Bank of Scotland Group PLC (Financial)	11,241	316
	Vodafone Group PLC (Telecommunications)	346,531	679

			5,984

	Total Common Stock 96.17%		27,445
	(Cost $27,863)

See notes to the financial statements.	37

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

	Statement of Investments (concluded)
	International Equity Fund

	June 30, 2003
				Principal
			Maturity	Amount	Market
		Rate	Date	(000)	(000)

SHORT-TERM INVESTMENT	State Street Bank - Repurchase Agreement
	dated 06/30/03 (secured by $1,097,
	US Treasury Note, 3.625%, 03/31/04)	0.40%	07/01/03	$1,071	$1,071

	Total Short-Term Investment 3.75%				1,071
	(Cost $1,071)

	Total Investments 99.92%				28,516
	(Cost $28,934)

	Foreign Currency 0.03%				9
	(Various Denominations)
	(Cost $9)

	Cash and Other Assets in
	Excess of Liabilities 0.05%				14

	Net Assets 100.00%				$28,539

	*				Non-income producing during the six months ended June 30, 2003 as this security did not pay dividends.

	^

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration to qualified institutional buyers. At June 30, 2003, these securities amounted to $780.

38	See notes to the financial statements.

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

	Statement of Investments Socially Responsible Fund June 30, 2003	Number of Shares	Market (000)

COMMON STOCK	Aerospace 1.05%
	Boeing Co.	6,600	$227
	Goodrich Corp.	4,100	86
	Textron, Inc.	9,200	359

			672
	Automotive 3.18%
	Autoliv, Inc.	17,200	466
	Dana Corp.	19,200	222
	Delphi Corp.	42,500	367
	Genuine Parts Co.	13,300	426
	Lear Corp.*	9,800	451
	Paccar, Inc.	1,600	108

			2,040
	Banks & Financial Services 29.88%
	AmSouth Bancorporation	23,200	506
	Bank of America Corp.	27,200	2,149
	Bank One Corp.	25,100	933
	Citigroup, Inc.	62,666	2,682
	Countrywide Financial Corp.	5,800	403
	Federal Home Loan Mortgage Corp.	7,600	386
	Federal National Mortgage Association	4,600	310
	FleetBoston Financial Corp.	28,500	847
	Golden West Financial Corp.	7,500	600
	Huntington Bancshares, Inc.	24,400	476
	J.P. Morgan Chase & Co.	17,700	605
	KeyCorp	19,100	483
	Lehman Brothers Holdings, Inc.	8,600	572
	Merrill Lynch & Company, Inc.	5,700	266
	Morgan Stanley Dean Witter & Co.	16,000	684
	National City Corp.	19,400	635
	Regions Financial Corp.	14,500	490
	SouthTrust Corp.	18,700	509
	SunTrust Banks, Inc.	8,600	510
	U.S. Bancorp	45,600	1,117
	Union Planters Corp.	12,600	391
	UnionBanCal Corp.	5,100	211
	Wachovia Corp.	33,500	1,339
	Washington Mutual, Inc.	23,000	950
	Wells Fargo & Co.	22,500	1,134

			19,188
	Business Machines 3.31%
	Hewlett-Packard Co.	63,000	1,342
	International Business Machines Corp.	9,500	784

			2,126
	Chemicals 4.05%
	Cabot Corp.	10,300	295
	Dow Chemical Co.	22,500	697
	Eastman Chemical Co.	9,600	304
	FMC Corp.*	5,400	122
	Lubrizol Corp.	9,000	279
	PPG Industries, Inc.	9,000	456
	Praxair, Inc.	7,500	451

			2,604

See notes to the financial statements.	39

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

	Statement of Investments (continued)
	Socially Responsible Fund

	June 30, 2003

		Number of	Market
		Shares	(000)

COMMON STOCK (continued)	Communication Equipment & Services 11.11%
	ADC Telecommunications, Inc.*	106,600	$248
	AT&T Corp.	23,220	447
	AT&T Wireless Services, Inc.*	85,700	704
	BellSouth Corp.	35,300	940
	Corning, Inc.*	96,900	716
	Nortel Networks Corp.*	192,600	520
	Qwest Communications International, Inc.*	81,300	389
	SBC Communications, Inc.	45,922	1,173
	Sprint FON Group	37,600	541
	Sprint PCS Group*	21,800	125
	Tellabs, Inc.*	25,200	167
	Verizon Communications, Inc.	29,500	1,164

			7,134
	Computer Software & Services 0.95%
	Ingram Micro, Inc.* - A	21,900	241
	Quantum Corp.*	27,600	112
	Tech Data Corp.*	9,500	254

			607
	Construction 1.28%
	Martin Marietta Materials, Inc.	5,700	192
	Plute Homes Inc.	10,200	629

			821
	Consumer Products 3.40%
	ConAgra Foods, Inc.	24,300	573
	Deluxe Corp.	2,600	116
	Eastman Kodak Co.	16,500	451
	Masco Corp.	6,900	165
	Newell Rubbermaid, Inc.	18,900	529
	Procter & Gamble Co. (The)	3,950	352

			2,186
	Electronic Equipment & Services 1.94%
	Arrow Electronics, Inc.*	15,900	242
	Avnet, Inc.*	15,100	191
	Cooper Industries, Ltd. - A	7,400	306
	Hubbell, Inc. - B	8,600	285
	Sanmina-SCI Corp.*	19,100	121
	Solectron Corp.*	27,200	102

			1,247
	Energy 4.10%
	Amerada Hess Corp.	6,000	295
	Ashland, Inc.	10,000	307
	Kerr-McGee Corp.	7,500	336
	Marathon Oil Corp.	17,100	450
	Occidental Petroleum Corp.	15,300	513
	Unocal Corp.	13,300	382
	Valero Energy Corp.	9,700	352

			2,635
	Food & Beverage 1.52%
	McDonald's Corp.	4,400	97
	Sara Lee Corp.	25,300	476
	Tyson Foods, Inc. - A	37,619	400

			973

40	See notes to the financial statements.

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

	Statement of Investments (continued)
	Socially Responsible Fund June 30, 2003

		Number of	Market
		Shares	(000)

COMMON STOCK (continued)	Health Care & Pharmaceuticals 2.07%
	Bristol-Myers Squibb Co.	5,000	$136
	Merck & Company, Inc.	8,800	533
	Pfizer, Inc.	19,380	662

			1,331
	Insurance 8.69%
	Allstate Corp.	20,200	720
	American International Group, Inc.	11,500	635
	Chubb Corp.	7,600	456
	CIGNA Corp.	9,200	432
	Health Net, Inc.*	3,400	112
	Humana, Inc.*	20,400	308
	John Hancock Financial Services, Inc.	15,600	479
	MBIA, Inc.	6,500	317
	MetLife, Inc.	16,900	479
	Old Republic International Corp.	7,300	250
	Oxford Health Plans, Inc.*	8,100	340
	PartnerRe Ltd.	2,900	148
	St. Paul Companies, Inc.	11,100	405
	Torchmark Corp.	10,500	391
	Travelers Property Casualty Corp. - A	2,271	36
	Travelers Property Casualty Corp. - B	4,666	74

			5,582
	Manufacturing (Diversified) 2.80%
	Black & Decker Corp.	10,200	443
	Ingersoll-Rand Co. - A	4,600	218
	Leggett & Platt, Inc.	18,100	371
	Parker Hannifin Corp.	9,200	386
	Tyco International Ltd.	20,100	381

			1,799
	Media & Media Services 2.70%
	Comcast Corp.* - A	39,000	1,177
	Gannett Company, Inc.	8,900	384
	Liberty Media Corp.* - A	5,900	68
	Walt Disney Co. (The)	5,200	103

			1,732
	Paper & Forest Products 2.69%
	Boise Cascade Corp.	10,100	241
	MeadWestvaco Corp.	14,647	362
	Smurfit-Stone Container Corp.*	24,200	315
	Temple-Inland, Inc.	7,200	809

			1,727
	Railroad & Shipping 2.38%
	Burlington Northern Santa Fe Corp.	19,100	543
	CSX Corp.	13,500	406
	Union Pacific Corp.	10,000	580

			1,529
	Retail & Apparel 3.19%
	Albertson's, Inc.	2,800	54
	Liz Claiborne, Inc.	15,400	543
	May Department Stores Co. (The)	15,200	338
	Sears, Roebuck and Co.	18,200	612
	Sherwin-Williams Co.	11,300	304
	TJX Companies, Inc.	10,500	198

			2,049

See notes to the financial statements.	41

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

	Statement of Investments (concluded)
	Socially Responsible Fund June 30, 2003

		Number of	Market
		Shares	(000)

COMMON STOCK (concluded)	Utilities 6.54%
	Alliant Corp.	10,900	$207
	Ameren Corp.*	11,100	290
	Cinergy Corp.	13,700	504
	Constellation Energy Group	15,900	545
	Edison International*	13,300	219
	Entergy Corp.	11,100	586
	Northeast Utilities System	15,400	258
	PPL Corp.	11,100	477
	Puget Energy, Inc.	975	23
	Reliant Resources, Inc.*	29,500	181
	Sempra Energy Co.	14,500	414
	Wisconsin Energy Corp.	17,000	493

			4,197

	Total Common Stock 96.83%		62,179
	(Cost $64,067)

				Principal
			Maturity	Amount	Market
		Rate	Date	(000)	(000)

SHORT-TERM INVESTMENT	State Street Bank - Repurchase Agreement
	dated 06/30/03 (secured by $2,029,
	US Treasury Note, 3.625%, 03/31/04)	0.40%	07/01/03	$1,987	$1,987

	Total Short-Term Investment 3.09%				1,987
	(Cost $1,987)

	Total Investments 99.92%				64,166
	(Cost $66,054)

	Cash and Other Assets in
	Excess of Liabilities 0.08%				48

	Net Assets 100.00%				$64,214

	*		Non-income producing during the six months ended June 30, 2003 as this security did not pay dividends.

42	See notes to the financial statements.

(THIS PAGE INTENTIONALLY LEFT BLANK)

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

Statement of Assets and Liabilities

June 30, 2003

				SHORT- TERM	SMALL CAP	INTERNATIONAL	SOCIALLY
	EQUITY	BALANCED	INCOME	INVESTMENT	GROWTH	EQUITY	RESPONSIBLE
	FUND	FUND	FUND	FUND	FUND	FUND	FUND

ASSETS
Cash	$1,488	$—	$357,807	$585,998	$136,092	$813	$734
Investments at market value*	480,427,992	253,436,183	141,975,478	3,466,057	43,371,445	28,516,077	64,165,654
Foreign currency at value*	—	—	35,164	—	—	8,667	—
Forward currency contracts	—	—	82,504	—	—	—	—
Dividends and interest
receivable	688,372	—	1,224,443	8,966	5,844	31,127	148,819
Receivable-foreign taxes	—	—	—	—	16	42,993	—
Receivable-fund shares sold	191,779	143,802	34,040	18,646	68,049	50,246	62,673
Receivable-investments sold	1,012,758	—	1,831,999	—	577,333	511	—

Total Assets	482,322,389	253,579,985	145,541,435	4,079,667	44,158,779	28,650,434	64,377,880

LIABILITIES
Forward currency contracts	—	—	64,975	—	—	13	—
Payable-fund shares redeemed	206,730	156,219	1,589	12,022	31,569	9,817	61,167
Payable-investments purchased	628,288	—	24,357,756	262,117	551,476	—	—
Payable-foreign taxes	1,936	—	3,182	—	149	—	—
Payable-advisory and related
fees	381,164	—	90,068	—	62,055	33,242	67,086
Accrued expenses	126,190	54,873	37,743	1,998	43,192	67,905	35,996

Total Liabilities	1,344,308	211,092	24,555,313	276,137	688,441	110,977	164,249

NET ASSETS	$480,978,081	$253,368,893	$120,986,122	$3,803,530	$43,470,338	$28,539,457	$64,213,631

NET ASSETS CONSIST OF:
Par Value of Shares	27,921,240	1,595,523	913,090	37,402	—	—	—
Paid in Surplus	595,172,984	285,776,338	106,726,260	3,730,029	73,520,609	45,673,587	70,126,362
Accumulated undistributed
net investment income (loss)	3,130,769	(74,320)	3,037,939	26,737	(296,131)	183,776	476,005
Accumulated undistributed
net realized gain (loss) from
investments and foreign
currency transactions	(123,628,436)	(15,831,766)	686,404	71	(34,024,518)	(16,903,974)	(4,500,041)
Net unrealized appreciation
(depreciation) on
investments and translation
of assets and liabilities
in foreign currency	(21,618,476)	(18,096,882)	9,622,429	9,291	4,270,378	(413,932)	(1,888,695)

NET ASSETS	$480,978,081	$253,368,893	$120,986,122	$3,803,530	$43,470,338	$28,539,457	$64,213,631

Number of shares outstanding:
(Authorized 50,000,000
shares each)	27,921,240	15,955,225	9,130,906	374,024	4,699,566	3,206,715	5,348,295
Par Value	$1.00	$0.10	$0.10	$0.10	—	—	—

NET ASSET VALUE
PER SHARE	$17.23	$15.88	$13.25	$10.17	$9.25	$8.90	$12.01

* Cost of Securities:
Investments	$502,046,468	$271,533,065	$132,376,456	$3,456,766	$39,101,067	$28,934,470	$66,054,349
Foreign Currency	—	—	$35,448	—	—	$8,691	—

44	See notes to the financial statements.

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

Statement of Operations

For the Six Months Ended June 30, 2003
				SHORT-TERM	SMALL CAP	INTERNATIONAL	SOCIALLY
	EQUITY	BALANCED	INCOME	INVESTMENT	GROWTH	EQUITY	RESPONSIBLE
	FUND	FUND	FUND	FUND	FUND	FUND	FUND

INVESTMENT INCOME:
Dividends	$4,770,319	$—	$2,756	$—	$23,189	$456,398	$746,714
Interest	24,445	—	3,194,361	26,459	4,906	1,806	3,694
Other Income	278	—	26,730	11	—	—	43

	4,795,042	—	3,223,847	26,470	28,095	458,204	750,451
Foreign taxes withheld	(6,569)	—	(10,335)	—	(173)	(55,325)	—

Total investment income	4,788,473	—	3,213,512	26,470	27,922	402,879	750,451

EXPENSES:
Advisory fees	896,967	—	230,968	2,301	208,341	109,463	207,480
Administrative and
support fees	960,563	—	242,164	7,206	78,380	55,434	127,490
Professional fees	71,452	37,541	26,296	8,750	12,900	12,055	15,941
Fund pricing fees	40,429	1,964	11,782	646	13,746	14,728	5,891
Custodian fees	82,083	3,987	23,922	1,312	27,909	29,903	11,961
Transfer agent fees	14,818	24	24	24	24	24	24
Shareholder reports	16,207	2,702	376	—	2,161	1,350	2,161
Trustees' fees and expenses	21,635	10,769	4,296	173	1,388	970	2,078
Insurance	25,458	13,623	6,523	—	2,104	1,473	3,156
Other Fees	2,968	403	193	8	62	44	93

Total expenses	2,132,580	71,013	546,544	20,420	347,015	225,444	376,275

Less advisory fees waived	(77,802)	—	(28,430)	—	(22,181)	(6,324)	(57,865)
Less expenses waived
or reimbursed by
Horace Mann Investors, Inc.	—	—	—	(18,257)	—	—	—
Less earnings credits on
cash balances	(18)	(382)	(2,930)	(1,497)	(781)	(13)	(17)
Less expenses paid
by commission credits	(107,110)	—	—	—	—	—	—

Net expenses	1,947,650	70,631	515,184	666	324,053	219,107	318,393

Net investment
income (loss)	2,840,823	(70,631)	2,698,328	25,804	(296,131)	183,772	432,058

REALIZED AND UNREALIZED
GAIN (LOSS):
Realized gain (loss) from:
Investments	(11,819,098)	(2,306,721)	2,040,173	68	(573,142)	(518,789)	(1,139,016)
Foreign currency transactions	78	—	(1,314,590)	—	—	1,148	—

Net realized gain (loss) on
investments and foreign
currency transactions	(11,819,020)	(2,306,721)	725,583	68	(573,142)	(517,641)	(1,139,016)
Change in unrealized
appreciation on:
Investments	56,239,035	24,183,096	3,705,942	3,255	9,410,393	2,253,868	6,781,420
Translation of assets and
liabilities in foreign
currencies	—	—	326,587	—	—	(774)	—
Net realized and unrealized
gain from investments
and foreign currency
transactions	44,420,015	21,876,375	4,758,112	3,323	8,837,251	1,735,453	5,642,404

NET INCREASE
IN NET ASSETS
FROM OPERATIONS	$47,260,838	$21,805,744	$7,456,440	$29,127	$8,541,120	$1,919,225	$6,074,462

See notes to the financial statements.	45

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

Statement of Changes in Net Assets

For the Periods Ended June 30, 2003 and December 31, 2002
	EQUITY FUND		BALANCED FUND		INCOME FUND
	2003	2002	2003	2002	2003	2002

INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$2,840,823	$6,113,476	$(70,631)	$7,378,701	$2,698,328	$6,597,395
Affiliated mutual fund capital
gain distributions	—	—	—	1,558,592	—	—
Net realized short-term gain (loss)
on investments and foreign
currency transactions	(961,193)	(18,354,553)	—	39,602	(387,161)	780,265
Net realized long-term gain (loss)
on investments and foreign
currency transactions	(10,857,827)	(31,143,946)	(2,306,721)	(4,006,142)	1,112,744	1,736,219
Net unrealized appreciation
(depreciation) on investments and
translation of assets and liabilities
in foreign currency	56,239,035	(68,967,953)	24,183,096	(28,992,809)	4,032,529	1,450,288

Change in net assets
from operations	47,260,838	(112,352,976)	21,805,744	(24,022,056)	7,456,440	10,564,167

FROM DISTRIBUTION
TO SHAREHOLDERS:
Net investment income	—	(6,003,633)	—	(7,401,265)	—	(6,681,714)
Tax return of capital	—	—	—	(22,784)	—	—
Net realized short-term gain (loss)
from investments and foreign
currency transactions	—	—	—	—	—	—
Net realized long-term loss
from investments and foreign
currency transactions	—	—	—	—	—	(1,867,474)

Total distributions to shareholders	—	(6,003,633)	—	(7,424,049)	—	(8,549,188)

FROM FUND SHARE
TRANSACTIONS:
Proceeds from shares sold	14,138,436	43,275,800	8,229,830	18,689,543	9,162,473	17,558,411
Net asset value of shares issued
in reinvestment of dividends and
capital gain distributions	—	5,963,066	—	7,424,049	—	6,923,202

	14,138,436	49,238,866	8,229,830	26,113,592	9,162,473	24,481,613
Cost of shares redeemed	(29,980,309)	(81,338,785)	(17,151,902)	(46,280,840)	(10,568,265)	(37,605,939)

Net increase (decrease) in net assets from
fund share transactions	(15,841,873)	(32,099,919)	(8,922,072)	(20,167,248)	(1,405,792)	(13,124,326)

TOTAL INCREASE (DECREASE)
IN NET ASSETS	31,418,965	(150,456,528)	12,883,672	(51,613,353)	6,050,648	(11,109,347)
NET ASSETS:
Beginning of period	449,559,116	600,015,644	240,485,221	292,175,536	114,935,474	126,044,821

End of period	$480,978,081	$449,559,116	$253,368,893	$240,562,183	$120,986,122	$114,935,474

Undistributed net investment
income (loss)	$3,130,769	$289,946	$(74,320)	$(3,689)	$3,037,939	$339,611

46	See notes to the financial statements.

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

SHORT-TERM		SMALL CAP		INTERNATIONAL		SOCIALLY
INVESTMENT FUND		GROWTH FUND		EQUITY FUND		RESPONSIBLE FUND
2003	2002	2003	2002	2003	2002	2003	2002

$25,804	$65,709	$(296,131)	$(695,505)	$183,772	$(24,917)	$432,058	$893,609

—	—	—	—	—	—	—	—

68	479	844,591	(10,299,249)	(237,785)	(4,501,684)	198,486	(1,611,050)

—	—	(1,417,733)	(33,212)	(279,856)	(2,473,573)	(1,337,502)	(1,414,100)

3,255	(5,296)	9,410,393	(11,606,108)	2,253,094	(25,273)	6,781,420	(7,696,996)

29,127	60,892	8,541,120	(22,634,074)	1,919,225	(7,025,447)	6,074,462	(9,828,537)

—	(66,263)	—	—	—	(11,608)	—	(871,231)
—	—	—	—	—	(99)	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	(66,263)	—	—	—	(11,707)	—	(871,231)

2,526,413	5,964,362	3,488,396	8,987,162	2,996,479	7,195,568	4,085,495	10,055,764

—	66,263	—	—	—	11,707	—	871,231

2,526,413	6,030,625	3,488,396	8,987,162	2,996,479	7,207,275	4,085,495	10,926,995
(2,935,340)	(4,637,845)	(3,327,330)	(10,021,837)	(2,662,377)	(7,428,093)	(4,906,024)	(12,911,160)

(408,927)	1,392,780	161,066	(1,034,675)	334,102	(220,818)	(820,529)	(1,984,165)

(379,800)	1,387,409	8,702,186	(23,668,749)	2,253,327	(7,257,972)	5,253,933	(12,683,933)

4,183,330	2,795,921	34,768,152	58,436,901	26,286,130	33,544,102	58,959,698	71,643,631

$3,803,530	$4,183,330	$43,470,338	$34,768,152	$28,539,457	$26,286,130	$64,213,631	$58,959,698

$26,737	$933	$(296,131)	$—	$183,776	$4	$476,005	$43,947

47

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

Notes to the Financial Statements

June 30, 2003

1. BUSINESS ORGANIZATION — The Horace Mann Mutual Funds (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, which offers units of beneficial ownership (shares) in seven separate investment portfolios: Equity Fund, Balanced Fund, Income Fund, Short-Term Investment Fund, Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund. These funds collectively are referred to as the "Funds". Shares are presently offered to Horace Mann Life Insurance Company (HMLIC) Separate Account and the HMLIC 401(k) Separate Account. The Equity Fund shares also may be purchased under the dividend reinvestment plans by certain shareholders.

  FUND INVESTMENT OBJECTIVES:
A.	Equity Fund — primary, long-term capital growth; secondary, conservation of principal and production of income.
B.	Balanced Fund — realization of high long-term total rate of return consistent with prudent investment risks.
C.	Income Fund — long-term total rate of return in excess of the U.S. bond market over a full market cycle.
D.	Short-Term Investment Fund — primary, realize maximum current income to the extent consistent with liquidity; secondary, preservation of principal.
E.	Small Cap Growth Fund — long-term capital appreciation through investing primarily in equity securities of small cap companies with earnings growth potential.
F.	International Equity Fund — long-term growth of capital through a diversified portfolio of marketable foreign equity securities.
G.	Socially Responsible Fund — long-term growth of capital, current income and growth of income through investing primarily in equity securities of issuers that meet certain socially responsible criteria.

2. SIGNIFICANT ACCOUNTING POLICIES:

A.	Security valuation — A security listed or traded on U.S. or foreign stock exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System are valued at the NASDAQ official closing price. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any unamortized premium or discount. Foreign securities are converted to United States dollars using exchange rates at the close of the New York Stock Exchange. Securities not valued at cost or by the Board of Trustees or its delegate are valued using a quotation from an independent pricing service. In the event market quotations are not readily available, securities would be valued at fair value as determined in good faith by the Board of Trustees or its delegate. Investments in funds within the Balanced Fund are valued at their net asset value as reported by the underlying funds.
B.

  Security transactions and investment income — Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as they become available. Interest income including level yield, premium and discount amortization is accrued daily. Securities gains and losses are determined on the basis of identified cost.

48

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

Notes to the Financial Statements (continued)

June 30, 2003

The Income Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, the Fund may dispose of such securities prior to settlement if its subadviser deems it appropriate to do so. The Fund may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Funds will normally realize a capital gain or loss in connection with these transactions. When the Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund's custodian will maintain in a segregated account cash or liquid securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.
C.	Federal income taxes — It is the Funds' policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. No provision has been made for federal income or excise taxes. Dividends and distributions payable to shareholders are recorded by the Funds on the record date. Net investment income for federal income tax purposes includes paydown gains and losses on mortgage backed securities and gains and losses realized on foreign currency transactions. These gains and losses are reclassified as net realized gains and losses for financial reporting purposes.

  The Equity Fund, Balanced Fund, Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2002, the Equity Fund and Balanced Fund had an accumulated capital loss carry forward for tax purposes of $61,825,975 and $8,417,754, respectively, which will expire on December 31, 2008. At December 31, 2002, the Small Cap Growth Fund and International Equity Fund had an accumulated capital loss carry forward for tax purposes of $22,900,999 and $9,018,487, respectively, which will expire on December 31, 2009. At December 31, 2002, the Equity Fund, Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund had an accumulated capital loss carry forward for tax purposes of $42,546,430, $9,619,277, $7,076,246 and $3,022,103, respectively, which will expire on December 31, 2010.

Net investment income and net realized gains or losses differ for financial reporting and tax purposes as a result of losses from wash sales, the mark to market of foreign currency contracts, sale of passive foreign investment companies, the receipt of long-term capital gain dividends from Regulated Investment Companies and the utilization of capital loss carry forwards.
D.	Dividends and distributions — Dividends and distributions from net investment income and net realized gains are paid out annually and are recorded on the ex-dividend date.
Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.
49

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

Notes to the Financial Statements (continued)

June 30, 2003

Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences arise between book and tax basis reporting.
E.	Use of estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

3. OPERATING POLICIES:
A.	Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by State Street Bank and Trust Company and are designated as being held on each Fund's behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy.
B.	Asset Backed Securities — These securities are secured by installment loans or leases or by revolving lines of credit. They often include credit enhancements that help limit investors' exposure to the underlying credit. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.
C.	Collateralized Mortgage Obligations — Planned Amortization Class (PAC) — These securities have a predetermined schedule for principal repayment coupled with an enhanced degree of cash-flow certainty. A PAC security is a specific class of mortgages which usually carry the most stable cash flows and the lowest amount of prepayment risk. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.
D.	American Depository Receipts (ADR) — A certificate issued by an American bank to evidence ownership of original foreign shares. The certificate is transferable and can be traded. The original foreign stock certificate is deposited with a foreign branch or correspondent bank of the issuing American bank.
E.	Commission Credits — Bernstein Investment Research and Management Unit of Alliance Capital Management, L.P., Mellon Equity Associates, LLP and Wellington Management Company, LLP, subadvisers for the Equity Fund, seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally, they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Fund part of the commissions paid.
F.	Earnings Credits on Cash Balances — During the six months ended June 30, 2003, the Funds' custody fees were reduced as a result of credits earned on overnight cash balances.

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

Notes to the Financial Statements (continued)

June 30, 2003

G.	Foreign Currency Transactions — The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:
    market value of investment securities, other assets and other liabilities at the daily rates of exchange and purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

  Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

H.	Forward Currency Contracts — The Funds may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of assets and liabilities denominated in foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the differences between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

At June 30, 2003 the Income and International Equity Funds had the following open forward currency contracts:

	Current	Unrealized
Foreign	Value	Appreciation
Currency	U.S. Dollar	(Depreciation)

INCOME FUND

Short Contracts:
Euro Currency
9,167,795 expiring 08/20/03	$10,529,428	$75,571
Swedish Krona
7,121,998 expiring 08/20/03	$888,352	6,933

		$82,504

Long Contract:
Euro Currency
1,600,600 expiring 08/20/03	$1,837,638	$(48,762)
Short Contract:
Canadian Dollar
863,018 expiring 08/20/03	$634,619	$(16,213)

		$(64,975)

INTERNATIONAL EQUITY FUND

Short Contract:
Japanese Yen
530,730 expiring 07/01/03	$4,428	$(13)

51

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

Notes to the Financial Statements (continued)

June 30, 2003

4. FUND SHARE TRANSACTIONS — The Trust is an open-end, diversified management investment company registered under the Investment Company Act of 1940. Shares are presently offered to HMLIC Separate Account and the HMLIC 401K Separate Account. The Equity Fund shares also may be purchased under the dividend reinvestment plan by certain shareholders.

Transactions in shares for the periods ended June 30, 2003 and December 31, 2002:
	Shares sold	Shares issued to shareholders in reinvestment of dividends and distributions	Shares redeemed	Net increase (decrease)

Equity Fund
06/30/2003	917,432	—	(1,880,810)	(963,378)
12/31/2002	2,610,976	379,571	(4,764,696)	(1,774,149)

Balanced Fund
06/30/2003	551,493	—	(1,160,503)	(609,010)
12/31/2002	1,202,988	509,543	(3,034,176)	(1,321,645)

Income Fund
06/30/2003	711,847	—	(828,536)	(116,689)
12/31/2002	1,390,498	560,583	(2,953,054)	(1,001,973)

Short-Term Investment Fund
06/30/2003	249,447	—	(290,157)	(40,710)
12/31/2002	586,244	6,574	(455,482)	137,336

Small Cap Growth Fund
06/30/2003	451,428	—	(432,408)	19,020
12/31/2002	987,784	—	(1,117,369)	(129,585)

International Equity Fund
06/30/2003	365,892	—	(325,027)	40,865
12/31/2002	759,983	1,409	(784,925)	(23,533)

Socially Responsible Fund
06/30/2003	369,971	—	(444,952)	(74,981)
12/31/2002	845,521	79,275	(1,121,287)	(196,491)

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

Notes to the Financial Statements (continued)

June 30, 2003

5. MANAGEMENT AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES:

A.	Horace Mann Educators Corporation (HMEC) is the parent company of Horace Mann Investors, Inc. (Investors) and Horace Mann Service Corporation (HMSC) and indirectly owns HMLIC. Collectively, these companies are referred to as Horace Mann.

  The Trust employs Wilshire Associates Incorporated (the "Adviser") to manage the investment and reinvestment of the assets of the Funds and to continuously review, supervise and administer the Fund's investment programs. The Adviser has entered into agreements with the following subadvisers: Equity Fund — Bernstein Investment Research and Management Unit of Alliance Capital Management, L.P., Mellon Equity Associates, LLP and Wellington Management Company, LLP; Income Fund — Western Asset Management Company and Western Asset Management Limited; Short-Term Investment Fund — Western Asset Management Company; Small Cap Growth Fund — BlackRock Financial Management, Inc. and Mazama Capital Management; International Equity Fund — Oechsle International Advisors, LLC; Socially Responsible Fund — Bernstein Investment Research and Management Unit of Alliance Capital Management, L.P.

  Each subadviser's fees are paid by the Adviser out of the advisory fees that it receives from each of the Funds. Fees paid to a subadviser of a Fund with multiple subadvisers depends upon the fee rate negotiated with the Adviser and upon the percentage of the Fund's assets allocated to that subadviser by the Adviser, which may vary from time to time. Thus, the basis for fees paid to any such subadviser is not constant, and the relative amounts of fees paid to the various subadvisers of a Fund will fluctuate. These internal fluctuations, however, will not affect the total advisory fees paid by a Fund, which will remain fixed on the terms described below. The Adviser may, however, determine in its discretion to waive a portion of its fee if internal fluctuations in the fee to be paid to the subadvisers results in excess profit to the Adviser. Because the Adviser will pay each subadviser's fees out of its own fees from the Funds, there will not be any "duplication" of advisory fees paid by the Funds.

  For the six months ended June 30, 2003, services provided and expenses assumed pursuant to the Investment Advisory Agreement, the Adviser received a fee based on each Fund's average daily net assets, computed daily and payable monthly, at the following annual rates. For the same period, the Adviser waived fees in the amounts listed below.

Fund	Rate	Fees waived
Equity Fund	0.400%	$77,802
Balanced Fund*	0.400	—
Income Fund	0.400	28,430
Short-Term Investment Fund	0.125	—
Small Cap Growth Fund	1.150	22,181
International Equity Fund	0.850	6,324
Socially Responsible Fund	0.700	57,865

*	Balanced Fund operates under a "fund of funds" structure, primarily investing in shares of the Equity Fund and the Income Fund. Under the "fund of funds" arrangement, the Adviser receives directly from the Balanced Fund a fee of 0.400% of the average daily net assets of the Balanced Fund that are not invested in another Fund.

53
HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

Notes to the Financial Statements (continued)

June 30, 2003

B.	Pursuant to an Administration Agreement with the Funds, Investors provides for the management of the business affairs of each Fund, including, but not limited to, office space, clerical services, bookkeeping and other similar services. The Balanced Fund is not charged and Investors does not receive an administration fee due to the "fund of funds" structure. For the six months ended June 30, 2003, Investors received a fee, accrued daily and paid monthly, based upon the combined assets for the Funds as follows:

Net Assets	Rate
On initial $1 billion	0.250%
Over $1 billion	0.200%

C.	Pursuant to a Support Services Agreement, HMLIC provides certain services to the Funds necessary to coordinate the Funds' activities with those of the Separate Account of HMLIC. The Balanced Fund is not charged and HMLIC does not receive a support fee due to the "fund of funds" structure. For the six months ended June 30, 2003, HMLIC received a fee, accrued daily and paid monthly, based upon the combined assets for the Funds as follows:

Net Assets	Rate
On initial $1 billion	0.150%
Over $1 billion	0.100%

D.	Transfer and dividend disbursing agent services are provided by HMSC on a per account basis. The transfer agent fees for the six months ended June 30, 2003 were $14,818 for the Equity Fund, and $24 each for the Balanced, Income, Short-Term Investment, Small Cap Growth, International Equity and Socially Responsible Funds.
E.	The Trust pays each independent trustee a $3,000 annual retainer, $1,000 per board meeting attended, $2,000 committee retainer and $2,000 committee chairperson retainer. For the six months ended June 30, 2003, the fees, excluding travel expenses, for independent trustees totaled $28,000. The Trust does not compensate officers or trustees who are officers, directors, employees or holders of 5% or more of the outstanding voting securities of HMEC.
F.	Affiliated Broker — Brokerage commissions paid on investment transactions in the Equity Fund and Socially Responsible Fund for the six months ended June 30, 2003, amounted to $389,945, of which $23,982 was paid to Sanford C. Bernstein Co., an affiliate of the Funds' subadviser.

6.   SECURITY TRANSACTIONS — Security transactions, excluding short-term investments, for the six months ended June 30, 2003 were:

Fund	Purchases	Proceeds from sales

Equity Fund	$ 94,091,635	$ 107,172,838
Balanced Fund	8,454,211	16,124,601
Income Fund	144,490,994	142,358,323
Short-Term Investment Fund	—	—
Small Cap Growth Fund	27,180,066	27,759,053
International Equity Fund	7,379,555	7,323,429
Socially Responsible Fund	6,776,345	7,740,663

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

Notes to the Financial Statements (concluded)

June 30, 2003

The following table shows unrealized appreciation (depreciation) on investments, excluding foreign currency, at June 30, 2003.
	Aggregate gross	Aggregate gross	Net unrealized
	unrealized	unrealized	appreciation
Fund	appreciation	(depreciation)	(depreciation)

Equity Fund	$49,268,208	$(70,886,684)	$(21,618,476)
Balanced Fund	7,232,529	(25,329,411)	(18,096,882)
Income Fund	10,769,997	(1,147,568)	9,622,429
Short-Term Investment Fund	9,462	(171)	9,291
Small Cap Growth Fund	7,474,431	(3,204,053)	(4,270,378)
International Equity Fund	2,071,733	(2,485,665)	(413,932)
Socially Responsible Fund	5,279,373	(7,168,068)	(1,888,695)

55
HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

Management of the Funds

A listing of the Trustees and Officers of the Trust, their ages, their principal occupations for the past five years and their affiliation with other companies affiliated with Horace Mann Life Insurance Company is presented below. The address of each Trustee and Officer is P.O. Box 4657, Springfield, Illinois 62708-4657.

Non-Interested Trustees

Number of
Portfolios
		Term of		in Fund	Other
	Position(s)	Office and		Complex	Directorships
	Held with	Length of	Principal Occupation(s)	Overseen	Held by
Name and Age	Fund	Time Served	During Past 5 Years	by Director	Director

A. Thomas Arisman, 56(1)	Trustee	Since 2002	Formerly President, Horace Mann	7	N/A
Mutual Funds (2000-2002); formerly
Senior Vice President, Horace Mann Life
Insurance Company and Horace Mann
Service Corporation (1989-2002);
formerly Director and President,
Horace Mann Investors, Inc.
(1989-2002); formerly Trustee, Horace
Mann Mutual Funds
(1997, 1999-2000)

Roger A. Formisano, 54	Trustee	Since 2002	Professor of Executive Education,	7	Integrity
			UW-Madison School of Business;		Mutual
			Principal, R.A. Formisano & Company,		Insurance
			LLC; Executive Vice President and		Company
Chief Operating Officer, United
Wisconsin Services, Inc. (1992-1999)

Richard A. Holt, 62(2)	Trustee	Since 1998	Retired; formerly Senior Relationship	7	N/A
Manager, Scudder Insurance Asset
Management

Richard D. Lang, 71(1)	Trustee	Since 1997	Retired; formerly Executive Director,	7	N/A
Vermont National Education Association

Harriet A. Russell, 61	Trustee	Since 1996;	Member, Cincinnati Board of Education;	7	Greater
		Trustee of	President, Greater Cincinnati Credit		Cincinnati
		Predecessor	Union; formerly teacher, Walnut		Credit
		Funds from	Hills High School		Union Board
1992 to 1996

George J. Zock, 52(3)	Trustee and	Since 1996;	Executive Vice President, Horace Mann	7	Horace Mann
	Chairman	Trustee of	Life Insurance Company and Horace		Life Insurance
		Predecessor	Mann Service Corporation;		Company;
		Funds from	positions with Horace Mann Educators		Horace Mann
		1995 to 1996	Corporation and its subsidiaries		Service
Corporation;
Horace Mann
Investors, Inc.

(1)	Mr. Arisman and Mr. Lang are shareholders of an affiliate of the Administrator of the Trust.
(2)	Mr. Holt employs the Bernstein Unit of Alliance Capital Management, subadviser to the Equity Fund and the Socially Responsible Fund, to manage assets that he controls.
(3)	Mr. Zock is an employee and shareholder of an affiliate of the Administrator of the Trust and, therefore, is considered an affiliate of the Administrator.

HORACE MANN MUTUAL FUNDS	2003 FUNDS SEMI-ANNUAL REPORT
(UNAUDITED)

Officers

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Christopher M. Fehr, 33	President	Since 2002	President and Director, Horace Mann Investors, Inc.;
and positions with Horace Mann Educators
Corporation and its subsidiaries; Compliance Officer
for Advance Trading, Inc. (2000-2002); Compliance
Analyst for State Farm Insurance Company
(1994-2000)

Ann M. Caparrós, 50	Secretary and Code of	Since 1996	Director, Vice President, General Counsel, Chief
	Ethics Officer		Compliance Officer and Corporate Secretary,
Horace Mann Life Insurance Company and
Horace Mann Service Corporation; Secretary,
Horace Mann Investors, Inc.; and positions with
Horace Mann Educators Corporation and its
subsidiaries

Elizabeth E. Arthur, 49	Anti-Money	Since 2002	Officer and Associate General Counsel, Horace
	Laundering		Mann Service Corporation; and positions with
	Compliance Officer		Horace Mann Educators Corporation and its
subsidiaries; Associate General Counsel, The
Franklin Life Insurance Company (1997-2001)

Linda L. Sacco, 59	Assistant Secretary	Since 1987	Assistant Corporate Secretary, Horace Mann Life
Insurance Company, Horace Mann Service
Corporation, Horace Mann Investors, Inc.; and
positions with Horace Mann Educators
Corporation and its subsidiaries

Bret A. Conklin, 39	Controller	Since 2002	Senior Vice President and Controller, Horace Mann
Life Insurance Company, Horace Mann Service
Corporation, Horace Mann Investors, Inc.; and
positions with Horace Mann Educators Corporation
and its subsidiaries; Vice President Accounting
Services, Kemper Insurance (2000-2002);
Vice President and Controller, Horace Mann
Educators Corporation and Horace Mann Life
Insurance Company (1998-2000); Vice President and
Controller, Pekin Insurance (1992-1998)

Angela S. Christian, 40	Treasurer	Since 2003	Vice President and Treasurer, Horace Mann Life
Insurance Company, Horace Mann Service
Corporation, Horace Mann Investors, Inc.; and
positions with Horace Mann Educators Corporation
and its subsidiaries; Assistant Vice President
and Assistant Treasurer, Horace Mann Life
Insurance Company, Horace Mann Service
Corporation, Horace Mann Investors, Inc.; and
positions with Horace Mann Educators Corporation
and its subsidiaries (1997-2003)

Diane M. Barnett, 49	Tax Officer	Since 1995	Assistant Vice President, Tax Compliance Officer,
Horace Mann Life Insurance Company, Horace
Mann Service Corporation, Horace Mann Investors,
Inc.; and positions with Horace Mann Educators
Corporation and its subsidiaries

The Statement of Additional Information for the Horace Mann Mutual Funds includes additional information about the Trustees and Officers and is available without charge by calling
1-800-999-1030.

57

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Item 2. Code of Ethics.

  Not required for the semi-annual report.

Item 3. Audit Committee Financial Expert.

  Not required for the semi-annual report.

Item 4. Principal Accountant Fees and Services.

  Not required for the semi-annual report.

Item 5. Audit Committee of Listed Registrants.

  Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Section 302 Certifications are attached hereto.
(b)	Section 906 Certifications are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Horace Mann Mutual Funds

By:	/s/ Christopher M. Fehr

Christopher M. Fehr, President (Chief Executive Officer)

Date:	December 11, 2003

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher M. Fehr

Christopher M. Fehr, President (Chief Executive Officer)

Date:	December 11, 2003

By:	/s/ Bret A. Conklin

Bret A. Conklin, Controller (Chief Financial Officer)

Date:	December 11, 2003